As filed with the Securities and Exchange                      File No. 33-80750
Commission on April 17, 1998                                   File No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 9 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    --------    immediately upon filing pursuant to paragraph (b) of Rule 485
       X        on May 1, 1998 pursuant to paragraph (b) of Rule 485
    --------

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)


FORM N-4
ITEM NO.                   PART A (PROSPECTUS)                            LOCATION

   1      Cover Page...........................................   Cover Page

   2      Definitions..........................................   Definitions

   3      Synopsis.............................................   Prospectus Summary; Fee Table

   4      Condensed Financial Information......................   Condensed Financial Information

   5      General Description of Registrant, Depositor,
           and Portfolio Companies.............................   The Company, Variable Annuity
                                                                  Account I, The Funds

   6      Deductions and Expenses..............................   Charges and Deductions;
                                                                  Distribution

   7      General Description of Variable Annuity
          Contracts............................................   Purchase; Transfers;
                                                                  Miscellaneous

   8      Annuity Period.......................................   Annuity Period

   9      Death Benefit........................................   Death Benefit

  10      Purchases and Contract Value.........................   Purchase; Contract Valuation

  11      Redemptions..........................................   Withdrawals; Purchase Right to
                                                                  Cancel; Systematic Distribution
                                                                  Options

  12      Taxes................................................   Tax Status

  13      Legal Proceedings....................................   Miscellaneous - Legal Matters
                                                                  and Proceedings

  14      Table of Contents of the Statement of
          Additional Information...............................   Contents of the Statement of
                                                                  Additional Information

FORM N-4             PART B (STATEMENT OF ADDITIONAL
ITEM NO.                       INFORMATION)                               LOCATION
  15      Cover Page...........................................   Cover page

  16      Table of Contents....................................   Table of Contents

  17      General Information and History......................   General Information and History

  18      Services.............................................   General Information and History;
                                                                  Independent Auditors

  19      Purchase of Securities Being Offered.................   Offering and Purchase of
                                                                  Contracts

  20      Underwriters.........................................   Offering and Purchase of
                                                                  Contracts

  21      Calculation of Performance Data......................   Performance Data; Average
                                                                  Annual Total Return Quotations

  22      Annuity Payments.....................................   Annuity Payments

  23      Financial Statements.................................   Financial Statements of the Separate
                                                                  Account; Financial Statements of the
                                                                  Company


                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
===============================================================================

The Contracts offered in connection with this Prospectus are the "Growth Plus" group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Insurance Company of America (the "Company"). The Contracts are available as (1) nonqualified deferred variable annuity contracts; (2) Individual Retirement Annuities ("IRA") under Section 408(b) of the Internal Revenue Code ("Code") (may be subject to approval by state regulatory agencies); and (3) contracts issued in connection with certain employer sponsored qualified retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

The securities offered in this Prospectus are distributed through Aetna Life Insurance and Annuity Company, an affiliate of the Company as the Underwriter and by registered broker-dealers or banks selected by it as Distributors. See "Purchase."

The Contracts provide that Purchase Payments may be allocated to the AICA Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account I, a separate account of the Company. The Subaccounts invest directly in shares of the following investment series of the Federated Insurance Series ("Trust"), a Massachusetts business trust that is not affiliated with the Company:


[bullet] Federated American Leaders Fund II
[bullet] Federated Equity Income Fund II
[bullet] Federated Fund for U.S. Government Securities II
[bullet] Federated Growth Strategies Fund II
[bullet] Federated High Income Bond Fund II
[bullet] Federated International Equity Fund II
[bullet] Federated Prime Money Fund II
[bullet] Federated Utility Fund II

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in the Appendix to this Prospectus, as well as in the Guaranteed Account's prospectus.

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 23 of this Prospectus. An SAI for this Prospectus and for any of the Fund prospectuses may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE AICA GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT SEPARATE ACCOUNT I REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
                                     1998.

                                TABLE OF CONTENTS
===============================================================================


DEFINITIONS ................................................ DEFINITIONS -  1
PROSPECTUS SUMMARY .........................................     SUMMARY -  1
FEE TABLE ..................................................   FEE TABLE -  1
CONDENSED FINANCIAL INFORMATION ............................ AUV HISTORY -  1
THE COMPANY ............................................................    1
VARIABLE ANNUITY ACCOUNT I .............................................    1
INVESTMENT OPTIONS .....................................................    1
  The Funds ............................................................    1
  Credited Interest Option .............................................    3
PURCHASE ...............................................................    3
  Contract Availability ................................................    3
  Purchasing Interests in the Contract .................................    3
  General ..............................................................    4
  Purchase Payments ....................................................    4
  Contract Rights ......................................................    4
  Designations of Beneficiary and Annuitant ............................    4
  Right to Cancel ......................................................    5
CHARGES AND DEDUCTIONS .................................................    5
  Daily Deductions from the Separate Account ...........................    5
    Mortality and Expense Risk Charge ..................................    5
    Administrative Charge ..............................................    5
  Maintenance Fee ......................................................    5
  Deferred Sales Charge ................................................    6
  Fund Expenses ........................................................    7
  Premium and Other Taxes ..............................................    7
CONTRACT VALUATION .....................................................    7
  Account Value ........................................................    7
  Accumulation Units ...................................................    7
  Net Investment Factor ................................................    7
TRANSFERS ..............................................................    8
  Telephone Transfers ..................................................    8
  Dollar Cost Averaging Program ........................................    8
  Account Rebalancing Program ..........................................    8
WITHDRAWALS ............................................................    9
SYSTEMATIC DISTRIBUTION OPTIONS ........................................    9
DEATH BENEFIT DURING ACCUMULATION PERIOD ...............................   10
  Death Benefit Amount .................................................   10
  Death Benefit Payment Options ........................................   11
  Death of the Annuitant ...............................................   11
ANNUITY PERIOD .........................................................   12
  Annuity Period Elections .............................................   12
  Partial Annuitization ................................................   12
  Annuity Options ......................................................   12


  Annuity Payments ....................................................... 13
  Charges Deducted During the Annuity Period ............................. 13
  Death Benefit Payable During the Annuity Period ........................ 13
  Death of the Certificate Holder During the Annuity Period .............. 14
TAX STATUS ............................................................... 14
  Introduction ........................................................... 14
  Taxation of the Company ................................................ 14
  Tax Status of the Contract ............................................. 15
  Taxation of Annuity Contracts .......................................... 16
  Contracts Used with Certain Retirement Plans ........................... 18
    Qualified Contracts in General ....................................... 18
    Section 457 Plans .................................................... 18
    Section 401(a) Plans ................................................. 19
    Section 403(b) Plans ................................................. 19
    Individual Retirement Annuities and Simplified Employee Pension Plans  20
  Withholding ............................................................ 20
MISCELLANEOUS ............................................................ 20
  Distribution ........................................................... 20
  Delay or Suspension of Payments ........................................ 20
  Performance Reporting .................................................. 21
  Voting Rights .......................................................... 21
  Modification of the Contract ........................................... 21
  Transfers of Ownership; Assignment ..................................... 21
  Involuntary Terminations ............................................... 22
  Legal Matters and Proceedings .......................................... 22
  Year 2000 .............................................................. 22
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...................... 23
APPENDIX--AICA GUARANTEED ACCOUNT ........................................ 24


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
===============================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.


Adviser: Federated Advisers or Federated Global Research Corp., the investment adviser of the Funds.


Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group Contract or an individual Contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract. Under Qualified Contracts sold in conjunction with 401(a) or 457 Plans, Beneficiary refers to the beneficiary under the plan.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Company (We, Us): Aetna Insurance Company of America.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Distributor(s): The registered broker-dealers, or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Underwriter to distribute interests in the Contracts. The Underwriter may also serve as a Distributor.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Contract Holder: A person or entity who has purchased an individual variable annuity Contract (also referred to as a "Certificate Holder").

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b).

Nonqualified Contract: A Contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

1940 Act: The Investment Company Act of 1940, as amended.

Purchase Payment(s): The gross payment(s) made to the Company under an Account.

Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b) or 457.

Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account I, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Underwriter: The registered broker-dealer which contracts with other registered broker-dealers, or with banks exempt from broker-dealer registration, to offer and sell the Contracts. Aetna Life Insurance and Annuity Company will serve as Underwriter.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
===============================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Insurance Company of America (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for use as (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs"), other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) contracts issued in conjunction with employer sponsored retirement plans under Sections 401(a), 403(b) or 457 of the Code (may be subject to approval by the Company and by state regulatory agencies. See "Purchase.")

     The Contracts are generally group variable annuity contracts under which accounts are established for persons in the group. Individual Contracts are offered in those states where the group Contracts are not authorized for sale.

CONTRACT PURCHASE

     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Contracts may be purchased by two individuals as joint Certificate Holders. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder (unless otherwise prohibited by state law). References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Purchase Payments can be applied to the Contract through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD

     You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account I, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment adviser, see "Investment Options-- The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn fixed rates of interest, if held for the guaranteed term. (See the Appendix to this Prospectus and the prospectus for the Guaranteed Account.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")


--------------------------------------------------------------------------------
                                  SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts and the Guaranteed Account. If approved by your state, during the Annuity Period, if you have elected variable payments you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. If approved by your state, during the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See the Appendix.)

     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Term to any of the other Subaccounts on a monthly or quarterly basis. The Account Rebalancing Program allows you to request that each year, or at more frequent intervals as allowed by the Company, We automatically reallocate your Account Value to a specified percentages among the subaccounts in which you invest. (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment ("MVA"). (See the Appendix.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")


     The Contract also offers certain Systematic Distribution Options during the Accumulation Period subject to certain criteria. Some Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")


GUARANTEED DEATH BENEFIT

     These Contracts contain a guaranteed death benefit feature. Upon the death of the Certificate Holder, or the Annuitant if the Certificate Holder is a non-natural person, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                 Aetna Insurance Company of America
                                      151 Farmington Avenue
                                      Hartford, Connecticut 06156-5996
                                      Attention: Customer Service

   [bullet] Call Customer Service:    1-800-531-4547 (for automated transfers
                                      or changes in the allocation of Account
                                      Values, call: 1-800-262-3862)


--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
===============================================================================

This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of Purchase Payments withdrawn):

Years from Receipt of           Deferred Sales
  Purchase Payment             Charge Deduction
---------------------          ----------------
Less than 1                          7%
1 or more but less than 2            6%
2 or more but less than 3            5%
3 or more but less than 4            4%
4 or more but less than 5            3%
5 or more but less than 6            2%
6 or more but less than 7            1%
7 or more                            0%


    Annual Maintenance Fee (1) ................    $30.00
    Transfer Charge (2) .......................    $00.00

SEPARATE ACCOUNT ANNUAL EXPENSES
(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

DURING THE ACCUMULATION PERIOD:
    Mortality and Expense Risk Charge .........      1.25%
    Administrative Charge .....................      0.15%
                                                     ----
    Total Subaccount Annual Expenses ..........      1.40%
                                                     ====
DURING THE ANNUITY PERIOD:
    Mortality and Expense Risk Charge .........      1.25%
    Administrative Charge .....................      0.00%(3)
                                                     ----
    Total Subaccount Annual Expenses ..........      1.25%
                                                     ====

Reduced charges apply to Purchase Payments in excess of $1.5 million.

------------------
    (1) The maintenance fee if applicable will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due.
    (2) During the Accumulation Period, we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.
    (3) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.


                                                            Investment
                                                         Advisory Fees(1)     Other Expenses
                                                          (after expense      (after expense       Total Fund
                                                          reimbursement)      reimbursement)     Annual Expenses
                                                        ------------------   ----------------   ----------------
Federated American Leaders Fund II(2)                         0.66%               0.19%              0.85%
Federated Equity Income Fund(3)                               0.00%               0.85%              0.85%
Federated Fund for U.S. Government Securities II(2)           0.15%               0.65%              0.80%
Federated Growth Strategies Fund II(2)                        0.08%               0.77%              0.85%
Federated High Income Bond Fund II(2)                         0.51%               0.29%              0.80%
Federated International Equity Fund II(2)                     0.02%               1.21%              1.23%
Federated Prime Money Fund II(2)                              0.30%               0.50%              0.80%
Federated Utility Fund II(2)                                  0.48%               0.37%              0.85%

------------------
    (1) The Adviser reimburses the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
    (2) The management fee for each of the funds has been reduced to reflect a voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for each of the Funds is as follows:
        0.75%--American Leaders Fund II, Growth Strategies Fund II, and Utility Fund II; 0.60%--Fund for U.S. Government Securities II and High Income Bond Fund II; 1.00%--International Equity Fund II; and 0.50%--Prime Money Fund II.
         The total operating expenses of each of the funds, absent the voluntary waiver of a portion of the management fee, would have been: 0.94% for the American Leaders Fund II; 1.25% for the Fund for U.S. Government Securities II; 1.52% for the Growth Strategies Fund II; 0.89% for the High Income Bond Fund II; 2.21% for the International Equity Fund II; 1.00% for the Prime Money Fund II; and 1.12% for the Utility Fund II.
    (3) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum investment advisory fee is 0.75%. The fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending December 31, 1998. If the fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information" in the Fund prospectus.
         The total operating expenses would have been 2.29% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.


--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.022%.

                                                                  EXAMPLE A                              EXAMPLE B
                                                   If you withdraw the entire Account      If you do not withdraw the Account
                                                   Value at the end of the periods         Value, or if you annuitize at the end
                                                   shown, you would pay the following      of the periods shown, you would pay
                                                   expenses, including any applicable      the following expenses (no deferred
                                                   deferred sales charge:                  sales charge is reflected):
                                                   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                                   ------   -------   -------   --------   ------   -------   -------   --------
Federated American Leaders Fund II                   $85      $104      $138      $261       $23      $71       $122      $261
Federated Equity Income Fund II                      $85      $104      $138      $261       $23      $71       $122      $261
Federated Fund for U.S. Government Securities II     $84      $103      $136      $256       $23      $69       $119      $256
Federated Growth Strategies Fund II                  $85      $104      $138      $261       $23      $71       $122      $261
Federated High Income Bond Fund II                   $84      $103      $136      $256       $23      $69       $119      $256
Federated International Equity Fund II               $88      $116      $157      $299       $27      $82       $141      $299
Federated Prime Money Fund II                        $84      $103      $136      $256       $23      $69       $119      $256
Federated Utility Fund II                            $85      $104      $138      $261       $23      $71       $122      $261



--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                        CONDENSED FINANCIAL INFORMATION

   (Selected data for accumulation units outstanding throughout each period)
===============================================================================

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                                                      1997               1996             1995
                                                                  ---------            ---------        ---------
FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                        $13.639            $  11.378          $10.000(2)
Value at end of period                                              $17.796            $  13.639          $11.378
Increase (decrease) in value of accumulation unit(1)                  30.48%               19.87%           13.78%
Number of accumulation units outstanding at end of period         6,408,594            4,255,333        1,444,344
FEDERATED EQUITY INCOME FUND II
Value at beginning of period                                        $10.539
Value at end of period                                              $12.305
Increase (decrease) in value of accumulation unit(1)                  16.76%(3)
Number of accumulation units outstanding at end of period         1,051,764
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                        $10.809            $  10.521          $10.000(4)
Value at end of period                                              $11.572            $  10.809          $10.521
Increase (decrease) in value of accumulation unit(1)                   7.06%                2.74%            5.21%
Number of accumulation units outstanding at end of period           487,807              227,252          150,860
FEDERATED GROWTH STRATEGIES FUND II
Value at beginning of period                                        $12.596            $  10.277          $10.000(5)
Value at end of period                                              $15.777            $  12.596          $10.277
Increase (decrease) in value of accumulation unit(1)                  25.25%               22.57%            2.77%
Number of accumulation units outstanding at end of period         1,558,314              778,060           18,233
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                        $11.920            $  10.576          $10.000(4)
Value at end of period                                              $13.379            $  11.920          $10.576
Increase (decrease) in value of accumulation unit(1)                  12.24%               12.71%            5.76%
Number of accumulation units outstanding at end of period         1,939,238              972,454          302,293
FEDERATED INTERNATIONAL EQUITY FUND II
Value at beginning of period                                        $10.924            $  10.229          $10.000(4)
Value at end of period                                              $11.858            $  10.924          $10.229
Increase (decrease) in value of accumulation unit(1)                   8.54%                6.80%            2.29%
Number of accumulation units outstanding at end of period         1,695,555            1,037,619          300,714
FEDERATED PRIME MONEY FUND II
Value at beginning of period                                        $10.515            $  10.180          $10.000(4)
Value at end of period                                              $10.877            $  10.515          $10.180
Increase (decrease) in value of accumulation unit(1)                   3.46%                3.29%            1.80%
Number of accumulation units outstanding at end of period           345,598              333,600          403,430
FEDERATED UTILITY FUND II
Value at beginning of period                                        $12.361            $  11.238          $10.000(6)
Value at end of period                                              $15.434            $  12.361          $11.238
Increase (decrease) in value of accumulation unit(1)                  24.86%                9.99%           12.38%
Number of accumulation units outstanding at end of period         1,367,351            1,078,803          451,294

------------------
    (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
    (2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1995, when the Fund became available under the Contract.
    (3) Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
    (4) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.
    (5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during November 1995, when the Fund became available under the Contract.
    (6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1995, when the Fund became available under the Contract.


--------------------------------------------------------------------------------
                                AUV HISTORY - 1

                                  THE COMPANY
===============================================================================

      Aetna Insurance Company of America (the "Company"), the depositor of Variable Annuity Account I, is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

                           VARIABLE ANNUITY ACCOUNT I
===============================================================================

      The Company established Variable Annuity Account I (the "Separate Account") in 1994 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.


      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.


                               INVESTMENT OPTIONS
===============================================================================

THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts of the Federated Insurance Series (the "Trust") as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value.

      The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law.

      If the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.


[bullet] Federated Insurance Series--Federated American Leaders Fund II
         (formerly IMS Equity Growth and Income Fund) The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Fund's adviser meet certain criteria.(1)

[bullet] Federated Insurance Series--Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objectives by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.(1)



--------------------------------------------------------------------------------

[bullet] Federated Insurance Series--Federated Fund for U.S. Government
         Securities II (formerly IMS U.S. Government Bond Fund) seeks to provide current income. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to ayment of principal and interest by the U.S. government, its agencies or instrumentalities.(1)

[bullet] Federated Insurance Series--Federated Growth Strategies Fund II
         (formerly IMS Growth Stock Fund) seeks capital appreciation. The Fund pursues its objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.(1)

[bullet] Federated Insurance Series--Federated High Income Bond Fund II
         (formerly IMS Corporate Bond Fund) seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations (commonly known as "junk bonds" or "high yield, high risk bonds" which involve significant degree of risk). (See the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(1)

[bullet] Federated Insurance Series--Federated International Equity Fund II
         (formerly IMS International Stock Fund) seeks total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments.(2)

[bullet] Federated Insurance Series--Federated Prime Money Fund II (formerly IMS
         Prime Money Fund) seeks to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government.(1)

[bullet] Federated Insurance Series--Federated Utility Fund II (formerly IMS
         Utility Fund) seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.(1)(3)

Investment Advisers for the Funds:
(1) Federated Advisers
(2) Federated Global Research Corp.
(3) Federated Global Research Corp. (Subadviser)


      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."


--------------------------------------------------------------------------------

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. The Board of Trustees of the Trust has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

      Purchase Payments may be allocated to the AICA Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods of the guaranteed term to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See the Appendix.)

                                    PURCHASE
===============================================================================

CONTRACT AVAILABILITY


      The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) qualified contracts used in conjunction with certain employer sponsored retirement plans pursuant to Section 401(a), 403(b) and 457 of the Code. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions, subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies.


      The maximum issue age for a Certificate Holder is generally 90; however, some states may require a lower maximum issue age.

      Joint Certificate Holders. Contracts may be purchased by two individuals as Joint Certificate Holders. A Joint Certificate Holder must be the spouse of the other Joint Certificate Holder unless otherwise prohibited by state law. Tax law prohibits the purchase of Qualified Contracts by Joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

      Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or a bank who has agreed to act as a Distributor for the Contracts. The Distributor or its designee will execute a master application and return it to the Company. The master application will then be delivered to the Company for its approval. Once the Application is approved, the Contract will be issued and the Contract Holder will be entitled to exercise certain limited rights under the Contract. (See "Contract Rights.") Under certain circumstances, the person who would otherwise be the Contract Holder may designate a trustee or other third party to act as Contract Holder in its place subject to applicable insurance laws. In that event, the third party would exercise the Contract rights for the group Contract.

      Eligible individuals who want to purchase an interest in a Contract as part of the group will fill out an Application and return it with their initial Purchase Payment to their Registered Representative or to the Underwriter for delivery to the Company. Once the Application is accepted, a Certificate will be issued to the individual evidencing his or her interest in the group Contract.

      Individual Contracts. Certain states will not allow a group Contract to be offered due to provisions in their insurance laws. In those states, an eligible individual will submit an application and will be issued a Contract rather than a Certificate. Individuals who want to purchase a Contract must fill out an Application and return it with their initial Purchase Payment to their Registered Representative or to the Underwriter for delivery to the Company. Once the Application is accepted, an individual Contract will be issued to the purchaser.

      Rejection. Any Application and initial Purchase Payment tendered by a prospective Certificate Holder may be rejected for any reason by the Company. The Company will also return any forms that are incomplete


--------------------------------------------------------------------------------
or that do not include sufficient information to set up an Account, unless the forms are completed within five business days from the date the Company receives them, or unless the prospective Certificate Holder consents to the forms being held for a longer period of time. All forms that are rejected will be returned with a refund of all Purchase Payments submitted with them.

GENERAL

      Certificate Holders. The Term "Certificate Holders," as used in this Prospectus, includes individuals purchasing an interest in the Contract as part of a group and individuals who acquire individual Contracts. Generally, Nonqualified Certificate Holders must be natural persons.

      Joint Certificate Holders. Contracts may be purchased by two individuals as joint Certificate Holders, except for Contracts acquired by individuals for purposes of establishing a Qualified Contract. A joint Certificate Holder must be the spouse of the other joint Certificate Holder unless otherwise prohibited by state law. (See "Tax Status" and "Contract Rights.")

PURCHASE PAYMENTS

      You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

      The minimum initial Purchase Payment amount is $1,500. Additional Purchase Payments must be at least $500, or if made by automatic check plan, $50 per month. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice, unless prohibited by state law.

      For Qualified Contracts, the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Certificate Holder's gross income. (See "Tax Status.")

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected.

CONTRACT RIGHTS

      The Contract Holder has title to the Contract and has the right to accept or reject any modifications to the Contract. For group Contracts, this is the only right the Contract Holder has. All other rights, specifically those relating to the Account under the Contract, are held by the Certificate Holder. Certificate Holders' rights are subject to rights of any assignee under an assignment filed with the Company and to the rights of any irrevocably named beneficiary.

      Joint Certificate Holders have equal rights under the Contract and with respect to their Account. On the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder may retain all ownership rights under the Contract or elect to have the proceeds distributed. (See "Death Benefits.") All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options; which can be exercised by one joint Certificate Holder, after the Account has been established.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

      You generally designate the beneficiary under the Contract on the Application. However, for Qualified Contracts issued in conjunction with a Code
Section 401(a) qualified pension or profit sharing plan or a Code Section 457 deferred compensation plan, the employer or trustee must be both the Certificate Holder and the Beneficiary under the Contract, and the participant on whose behalf the Account was established must be the Annuitant. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

      For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate beneficiary provided he or she furnishes a waiver and spousal consent which meets the requirements of ERISA Section 205. The


--------------------------------------------------------------------------------
participant on whose behalf the Account was established must be the Annuitant.

      For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant may, but need not, be the same person.

RIGHT TO CANCEL

      You may cancel the Contract or Certificate without penalty by returning it to the Company or to the person from whom the Contract was purchased with a written notice of your intent to cancel. In most states, you have ten days to exercise this right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office.

                             CHARGES AND DEDUCTIONS
===============================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Charge. During the Accumulation Period, the Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, up to 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

      During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

      The maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.


--------------------------------------------------------------------------------

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account and is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the table below.

      The charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account will be treated as described in the Appendix and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn. Reduced charges apply to Purchase Payments in excess of $1.5 million.


-----------------------------------------------------
 Years since receipt of            Deferred Sales
   Purchase Payment                Charge Deduction
 ----------------------           -----------------
  Less than 1                           7%
  1 or more but less than 2             6%
  2 or more but less than 3             5%
  3 or more but less than 4             4%
  4 or more but less than 5             3%
  5 or more but less than 6             2%
  6 or more but less than 7             1%
  7 or more                             0%
-----------------------------------------------------

      A deferred sales charge will not be deducted from any portion of a Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Certificate Holder's death before Annuity Payments start, up to a maximum of the Purchase Payment(s) in the Account on the Certificate Holder's date of death (if the Certificate Holder is a non-natural person, death benefits are paid at the death of the Annuitant);


[bullet] made due to the election of an Additional Withdrawal Option (see
         "Systematic Distribution Options");


[bullet] if approved by your state, under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by the Company;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law).

      After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of your admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire), and (2) you have spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if you are in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

      The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

      Free Withdrawals. At least 12 months after the date the first Purchase Payment is applied to your Account and subject to the restrictions described below, you may withdraw up to 15% of your current Account Value during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial or full withdrawal in each calendar year. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. If your withdrawal exceeds the free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See the Appendix for a discussion of withdrawals from the Guaranteed Account.) This provision may not be exercised if an Additional Withdrawal Option is in effect in the same calendar year or if you have withdrawn a minimum distribution required by the Code for which the deferred sales


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                                       6
charge has been waived in the same calendar year. (See "Systematic Distribution Options.")

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.


PREMIUM AND OTHER TAXES

      Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity option. However, we reserve the right to deduct state premium tax at any time from the Purchase Payment(s) or from the Account Value, but no earlier than when we have a tax liability under state law.

      Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account.

ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.


      Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date,

      (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks, and an administrative charge of 0.15% during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

      The net investment rate may be either positive or negative.


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                                       7

                                   TRANSFERS
================================================================================


      At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available. Transfers from the Guaranteed Account may be subject to a market value adjustment. (See the Appendix.). If approved by your state, during the Annuity Period, if you have elected a Variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options") A request for transfer can be made either in writing or by telephone. (See "Telephone Transfers" below.) All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.

      During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. We currently do not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.

TELEPHONE TRANSFERS

      You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record calls on the 800 line.


DOLLAR COST AVERAGING PROGRAM

      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from any such Guaranteed Term. (See the Appendix for a discussion of the restrictions and features attributable to the Guaranteed Account.)

      Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus Summary, which describes how you can obtain further information.

      Dollar Cost Averaging is not available to individuals who have elected an Additional Withdrawal Option or the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

      The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by the Company under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office.

      Account Rebalancing is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.


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                                       8

                                  WITHDRAWALS
================================================================================

      All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (See "Charges and Deductions") and to taxes and to tax penalties. (See "Tax Status.")

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawals (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment.


      For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

      The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")

      Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

                        SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================


      The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Systematic Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

      The Systematic Distribution Options currently available under the Contract include the following:


[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.")


      Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

      If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Systematic Distribution Options may have tax



--------------------------------------------------------------------------------
consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again for three years, nor may any other Systematic Distribution Options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options for new elections at any time, and/or to change the terms of future elections.


                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

      A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder dies before Annuity Payments have commenced. Upon the death of a Joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary. If the Certificate Holder is a non-natural person, the death benefit will be paid to the Beneficiary(ies) at the death of the Annuitant.

      A Beneficiary may elect the death benefit to be paid under one of the options described below or if the designated Beneficiary is the spouse of the Certificate Holder, he or she may continue as a Certificate Holder and exercise all the deceased Certificate Holder's rights under the Contract.

DEATH BENEFIT AMOUNT

      Upon the death of the Certificate Holder (or the Annuitant when the Certificate Holder is a non-natural person), the death benefit proceeds will be the greatest of:

(1) The Account Value as of the Valuation Date next following our receipt at our Home Office of proof of death and election of the payment type to be made; or

(2) The Account Value on the most recent seventh year anniversary of the Effective Date plus any Purchase Payments made after such Effective Date anniversary less any withdrawals and any amounts annuitized; or

(3) The amount of the death benefit determined as of the Valuation Date corresponding to the date of death as follows:

    (i) Until the first Effective Date anniversary, the death benefit is equal to the Purchase Payments made by the Certificate Holder during that year, less any withdrawals and any amounts annuitized.

      For each year thereafter, the death benefit during the year is equal to the death benefit at the beginning of the year (see (ii) below) plus all Purchase Payments made during the year less any withdrawals and any amounts annuitized that year.

    (ii) On the anniversary of the Effective Date each year, the death benefit is determined as follows:

    (a) The death benefit on the previous Effective Date anniversary increased by the death benefit factor of 4%; plus

    (b) Purchase Payments made by the Certificate Holder during the year since the last anniversary of the Effective Date increased by the death benefit factor of 4% for the portion of the year since the Purchase Payment was made; less

    (c) Any withdrawals or amounts applied to an Annuity Option during the year increased by the death benefit factor of 4% for the portion of the year since the withdrawal or election of an Annuity Option.

      Currently there is no limitation on the maximum death benefit payable; however, we reserve the right, in the future, to impose a limitation on the maximum allowable death benefit under sections (2) and (3) above. We currently do not anticipate imposing such a limitation prior to May 1, 2000.

      The death benefit calculation described in (2) and (3) applies until the Certificate Holder attains age 85. Thereafter, the death benefit is only adjusted for Purchase Payments, withdrawals and annuitizations. If the Certificate Holder attains age 85 prior to the seventh anniversary of the Effective Date, the death benefit will be the greater of (1) or (3) above. If the


--------------------------------------------------------------------------------

Certificate Holder is a non-natural person the Death Benefit calculation will be based on the age of the Annuitant.

      The excess, if any, of the guaranteed death benefit value over the Account Value is determined when we receive proof of death at our Home Office. Any excess amount is allocated to the Federated Prime Money Fund II Subaccount. The Account Value plus any excess amount deposited becomes the Account Value.

      In the case of a spousal Beneficiary who continues the Account in his or her own name, the death benefit shall be equal to the Adjusted Account Value less any applicable deferred sales charge on any Purchase Payment made after we receive proof of death.

      For amounts held in the Guaranteed Account, see the Appendix for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

      Death benefit proceeds may be paid to the Beneficiary as described below. Prior to any election, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to an MVA, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distribution within those time periods can result in tax penalties.

      Nonqualified Contracts. If the Certificate Holder (or Annuitant if the Certificate Holder is a non-natural person) dies and the Beneficiary is the surviving spouse, he or she will automatically become the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Contract and elect to (1) continue in the Accumulation Period, or (2) apply some or all of the Adjusted Account Value to any of the Annuity Options or (3) receive, at any time, a lump sum payment of the death benefit. Under the Code, distributions are not required until the successor Certificate Holder's death.

      If the Certificate Holder (or Annuitant if the Certificate Holder is a non-natural person) dies and the Beneficiary is not the surviving spouse, he or she may elect Option (2) or (3) above. Any portion of the death benefit distributed in installments over the life or life expectancy beginning within one year of the date of death, must be distributed within five years of the date of death. (See "Tax Status of the Contract.") A market value adjustment will apply at the time the death benefit is paid.

      Qualified Contracts. Under a Qualified Contract where the Certificate Holder is a trust or an employer, the death benefit is paid at the death of the Annuitant. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If the Account was established in conjunction with a Section 401(a) qualified pension or profit sharing plan or a Section 457 deferred compensation plan, payment will be made, as directed by the Certificate Holder, to either the Certificate Holder or to the plan beneficiary.

      If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary may receive distributions under ECO or SWO provided the election would satisfy the Code minimum distribution rules and would be permitted under the Plan.

      If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless revoked.

      Death benefit payments must satisfy the distribution rules in Code
Section 401(a)(9). (See "Tax Status of the Contract.")

DEATH OF THE ANNUITANT

      If the Certificate Holder is a non-natural person, a death benefit is paid at the death of the Annuitant and a new Annuitant may not be named. In all other circumstances, if the Annuitant who is not a Certificate Holder dies on or before the Annuity Date, no Death Benefit is due and a new Annuitant may be named. If no Annuitant is named, the Certificate Holder will be the Annuitant. If the Annuitant dies after the Annuity Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as would have been paid under the method of distribution in effect at the time of the Annuitant's death.


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                                       11

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

      You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) first day of the month following the Annuitant's 90th birthday or (b) the tenth anniversary (fifth anniversary for Contracts or Certificates issued in Pennsylvania) of the last Purchase Payment.


      As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than for IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 90th birthday or tenth anniversary of the last Purchase
Payment, may have adverse tax consequences. You should consult with a qualified tax advisor if you are considering such a course of action.


      At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like annuity payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization).


      Annuity Payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed.


PARTIAL ANNUITIZATION

      You may elect an Annuity Option with respect to a portion of the Account Value, while leaving the remaining portion of the Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear, therefore you should consult with a qualified tax advisor if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

      You may choose one of the following Annuity Options.

      The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

[bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 662/3% or 50% of the payment to continue after the first death, or an


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                                       12

  Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
         Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the beneficiary. This option is available only when all payments are as a Fixed Annuity.

*(If approved by your state)

      If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

      Under this option, payments may be made for 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. If elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

      We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those who have already commenced receiving Annuity payments.

ANNUITY PAYMENTS

      Duration of Payments. For Qualified Contracts only, Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or $250 per year for total yearly Annuity Payments (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis (plus up to 0.25% to offset any applicable administrative charge). Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.


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                                       13

      If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum.

      When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.

DEATH OF THE CERTIFICATE HOLDER DURING THE ANNUITY PERIOD

      If the Certificate Holder is the Annuitant, and the Annuity Payments are solely life contingent, the death of the Certificate Holder after the Annuity Date terminates the Annuity payments. If the Certificate Holder is not the Annuitant, or if Annuity Payments are for a stated period of time, the Certificate Holder's death after the Annuity Date will not affect the Annuity payment except as provided under "Death of the Annuitant." The remaining payments under the Annuity Option elected will be made to the Beneficiary at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death.

                                   TAX STATUS
================================================================================

INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

      The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.


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                                       14

TAX STATUS OF THE CONTRACT

      Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

      In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

      Required Distributions--Nonqualified Contracts. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Certificate may be continued with the surviving spouse as the new Certificate Holder.

      The Nonqualifed Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

      The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

      Required Distributions--Qualified Contracts. The Code has required distribution rules for Section 401(a), 403(b) and 457 Plans and Individual Retirement Annuities. Other than for IRAs and for five-percent owners in other Qualified Contracts distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

      To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the


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                                       15
minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

      In general, annuity payments must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary. Also, any distribution under a
Section 457 Plan payable over a period of more than one year must be made in substantially nonincreasing amounts.

      If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary, other than under a Section 457 Plan, has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

      If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, not to exceed 15 years for a non-spousal beneficiary under a Section 457 Plan, provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distribution must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70-1/2.

      An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

      If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

      In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

      Non-Natural Holders of a Nonqualified Contract. If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax advisor prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax advisor regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in


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                                       16

Annuitant is treated as the death of the Certificate Holder.

      The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

      Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

      With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment
(MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

      Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

      Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

      Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract other than a Qualified Contract sold in conjunction with a Code Section 457 Plan, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

      In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary"; or (5) allocable to "investment in the contract" before August 14, 1982.

      If a distribution is made from a Qualified Contract sold in conjunction with a Section 401(a) Plan or Section 403(b) Plan, the penalty tax will not apply on distributions made when the participant (a) attains age 59-1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or (f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and plan beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in


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                                       17
the Code. The Code may impose other penalty taxes in other circumstances.

      In general, the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals.

      Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

      Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

      Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS
      Qualified Contracts in General

      The Qualified Contract is designed for use as an Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax advisor regarding the suitability of the Contract.

      Section 457 Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account.

      Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act") compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of


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                                       18
benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations.

      Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement.

      In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a participant on behalf of the employer as owner, we will withhold federal taxes (and state taxes, if applicable).


      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from the participant's gross income. Such limit is generally the lesser of $8,000 (as adjusted to reflect changes in the cost of living) or 33-1/3% of the participant's includible compensation (25% of gross compensation).


      Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to an individual except to a participant as a means to provide benefit payments.

      The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of the participant's compensation or $30,000. In addition, Purchase Payments will be excluded from a participant's gross income only if the Section 401(a) Plan meets certain nondiscrimination requirements.

      All distributions will be taxed as they are received unless the distribution is rolled over to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless the participant has made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by a beneficiary after the participant's death are taxed in the same manner as if the participant had received those payments, except that a limited death benefit exclusion may apply for payments due to deaths that occurred on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

      Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.


      In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $10,000 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.


      Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction


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                                       19
contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 59-1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

      Individual Retirement Annuities and Simplified Employee Pension Plans.
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension ("SEP") Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

WITHHOLDING

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 401(a) Plans and Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

                                 MISCELLANEOUS
================================================================================

DISTRIBUTION

      Aetna Life Insurance and Annuity Company ("ALIAC") will serve as the principal underwriter for the securities sold by this Prospectus. ALIAC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, ALIAC will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors"), to offer and sell the Contracts. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

      Federated Securities Corp. ("FSC"), an affiliate of the Adviser, may enter into agreements with some of the Distributors to provide services to customers in connection with the Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees for these services may be based on the total number of assets in the Funds attributable to the Distributors' customers.

      Payment of Commissions. Commissions will be paid to Distributors who sell the Contracts. Distributors will be paid commissions, up to an amount currently equal to 6.5% of Purchase Payments. The Company may, by agreement with the Distributor, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission of up to 0.40% of assets attributable to Purchase Payments (which, when combined, could exceed 6.5% of Purchase Payments). Other than the mortality and expense risk charge, the administrative charge and the reimbursements by Federated Advisers for administrative charges, all expenses incurred in the operations of the Separate Account are borne by the Company.

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or
(c)


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                                       20
during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than the full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, the administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include performance from the Fund's inception date.


      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) attributable to the Certificate Holder's interest in that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to the Certificate Holder's interest in that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      Certificate Holders under a group Contract have a fully vested (100%) interest in the benefits provided to them under their Account. Therefore, Certificate Holders may instruct the group Contract Holder how to direct the Company to cast the votes for the portion of the value or valuation reserve attributable to their Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions the Company has received.

      You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder and the Certificate Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that Contract after the effective date of such changes. If the group Contract Holder does not agree to a change the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

      Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. The prohibition does not apply to a Qualified Contract sold in conjunction with (1) a Section 457 deferred compensation plan, or (2) a Section 401(a) plan where the Contract is owned by the trustee. We will accept

--------------------------------------------------------------------------------
assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. Refer to "Tax Status" for general tax information. If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

      No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

      We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


YEAR 2000

      As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and
(iv) testing and certification. At year end 1997, Aetna , including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

      The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties' to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



--------------------------------------------------------------------------------

                                 CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account I
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

--------------------------------------------------------------------------------

                                   APPENDIX A
                             AICA GUARANTEED ACCOUNT
================================================================================

     The AICA Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. The AICA Guaranteed Account is only offered in states where the offer and sale has been authorized by the appropriate regulatory authorities. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.

     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. A guaranteed rate is credited for the full term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Terms. The Company may offer more than one Guaranteed Term of the same duration. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. For amounts allocated to the Guaranteed Account, if the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term subject to the Company's terms and conditions in connection with the Dollar Cost Averaging Program and withdrawals taken in connection with an Estate Conservation Option or Systematic Withdrawal Option and, if approved by your state, withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account

     If a Certificate Holder requests a partial withdrawal of the Account Value without designating from which investment option it should be taken, a proportionate share will be withdrawn from the Guaranteed Account. The amount will be withdrawn from all guaranteed term groups as defined in the prospectus for the Guaranteed Account.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar


--------------------------------------------------------------------------------
month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.


TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity option, (3) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program; and (4) amounts distributed under the Estate Conservation or Systematic Withdrawal Option. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to a Market Value Adjustment. However, only a positive aggregate MVA will be applied to transfers made due to annuitizations under one of Lifetime Annuity Options described in item (2) above.

     The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of investment options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder presently is limited to 18. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional funding option.


     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Certificate Holder's Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a Lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

     Full and partial withdrawals and transfers made from the Guaranteed Account (including transfers due to annuitization) within six months after the date of the Certificate Holder's death (or Annuitant's death, if the Certificate Holder is a non-natural person) will be the greater of:

(a) The aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts). This total may be greater or less than the Account Value of those amounts; or

(b) The applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts. However, only a positive aggregate Market Value Adjustment will be applied to transfers made due to annuitization under one of the Lifetime Annuity Options.

DISTRIBUTION

     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.


     From time to time, the Company may offer customers of certain brokers-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                       AETNA INSURANCE COMPANY OF AMERICA
-------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1998


                                AICA Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "Separate Account") dated May 1, 1998

A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling:


                       Aetna Insurance Company of America
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                           Page


General Information and History.........................................      2
Variable Annuity Account I..............................................      2
Offering and Purchase of Contracts......................................      3
Performance Data........................................................      3
      General...........................................................      3
      Average Annual Total Return Quotations............................      4
Annuity Payments........................................................      5
Sales Material and Advertising..........................................      6
Independent Auditors....................................................      6
Financial Statements of the Separate Account............................    S-1
Financial Statements of the Company.....................................    F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Insurance Company of America (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"), a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


ALIAC, a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the Separate Account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.


Other than the mortality and expense risk charges and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from the investment advisers for the Federated Funds.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more Subaccounts. Each Subacount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts. The Funds currently available under the Contract are as follows:

        Federated American Leaders Fund II
        Federated Equity Income Fund II
        Federated Fund for U.S. Government Securities II
        Federated Growth Strategies Fund II
        Federated High Income Bond Fund II
        Federated International Equity Fund II
        Federated Prime Money Fund II
        Federated Utility Fund II

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and ALIAC is the principal underwriter for the securities sold by the prospectus. ALIAC offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections entitled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., 1.25% mortality and expense risk charge, $30.00 maintenance fee, 0.15% administrative charge, and a deferred sales charge of 7% of Purchase Payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the Fund's inception date and/or date the Fund was added to the Separate Account.


Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the variable investment options under the Contracts issued by the Company.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                                                             TABLE A
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                Date
                                                                                                            Contributions
                                                                       STANDARDIZED                        First Received
                                                                                                              Under the
                                                                                                          Separate Account
--------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1 Year       5 Year       10 Year     Inception*
--------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                    22.63%                                  24.61%          10/31/95
--------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                8.37%          01/31/97
--------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.61%                                   4.47%          07/31/95
--------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                   17.72%                                  21.25%          11/30/95
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                     5.48%                                  11.11%          07/31/95
--------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                 2.01%                                   5.63%          07/31/95
--------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(1)                      (2.77%)                                  1.74%          07/31/95
--------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                             17.35%                                  17.82%          06/30/95
--------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included and methodology used in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 3.68%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 7% deferred sales charge.

                                                              TABLE B
---------------------------------------------------------------------------------------------------------------------------
                                                                        NON-STANDARDIZED                             Fund
                                                                                                                  Inception
                                                                                                                    Date
---------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                        1 Year      3 Years    5 Years    10 Years   Inception**
---------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                    30.46%      27.27%                            19.84%         02/10/94
---------------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                     23.03%         01/02/97
---------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       7.04%       5.64%                             4.89%         03/28/94
---------------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                   25.23%                                        22.42%         10/02/95
---------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.22%      14.49%                             9.76%         03/01/94
---------------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                 8.52%                                         6.71%         05/08/95
---------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(1)                       3.44%       3.47%                             3.44%         11/17/94
---------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                             24.84%      18.90%                            12.93%         02/10/94
---------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the Fund's inception date.
(1) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 3.68%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% deferred sales charge is not reflected.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT I


                                      Index


Statement of Assets and Liabilities.....................................   S-2
Statements of Operations and Changes in Net Assets......................   S-6
Notes to Financial Statements...........................................   S-7
Independent Auditors' Report............................................   S-23

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 460,341 shares (cost $16,614,943) .............................. $15,483,675
 Aetna Income Shares; 235,061 shares (cost $3,031,485) ...............................   3,020,620
 Aetna Variable Encore Fund; 1,149,925 shares (cost $15,164,499) .....................  15,367,881
 Aetna Investment Advisers Fund, Inc.; 279,051 shares (cost $4,380,315) ..............   4,473,919
 Aetna Ascent Variable Portfolio; 76,815 shares (cost $1,127,454) ....................   1,084,513
 Aetna Crossroads Variable Portfolio; 31,718 shares (cost $411,609) ..................     415,033
 Aetna Legacy Variable Portfolio; 68,340 shares (cost $822,611) ......................     826,919
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 74,816 shares (cost $1,022,182) .....     891,486
  Aetna Variable Growth Portfolio; 91,990 shares (cost $1,170,578) ...................     905,783
  Aetna Variable Index Plus Portfolio; 279,320 shares (cost $3,808,630) ..............   3,915,267
  Aetna Variable Small Company Portfolio; 201,662 shares (cost $2,745,151) ...........   2,575,173
 Alger American Funds:
  Balanced Portfolio; 130,207 shares (cost $1,275,903) ...............................   1,401,032
  Income and Growth Portfolio; 342,849 shares (cost $3,522,033) ......................   3,767,914
  Leveraged AllCap Portfolio; 126,003 shares (cost $2,653,864) .......................   2,919,482
 American Century Investments:
  Balanced Fund; 79,700 shares (cost $612,625) .......................................     656,724
  International Fund; 299,358 shares (cost $1,938,702) ...............................   2,047,606
 Calvert Social Balanced Portfolio; 16,398 shares (cost $38,333) .....................      32,500
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 1,414,165 shares (cost $29,762,531) .......................  34,335,916
  Growth Portfolio; 502,429 shares (cost $16,027,024) ................................  18,640,127
  High Income Portfolio; 840,560 shares (cost $10,736,627) ...........................  11,414,802
  Overseas Portfolio; 155,660 shares (cost $2,905,453) ...............................   2,988,676
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 210,350 shares (cost $3,540,570) ..........................   3,788,411
  Contrafund Portfolio; 1,248,608 shares (cost $21,593,730) ..........................  24,897,252
  Index 500 Portfolio; 200,197 shares (cost $19,996,691) .............................  22,900,554
  Investment Grade Bond Portfolio; 114,744 shares (cost $1,378,087) ..................   1,441,187
 Insurance Management Series:
  American Leaders Fund II; 5,810,863 shares (cost $86,494,347) ...................... 114,067,242
  Equity Income Fund II; 1,051,372 shares (cost $12,226,145) .........................  12,942,385
  Growth Strategies Fund II; 1,522,348 shares (cost $20,206,907) .....................  24,585,918
  High Income Bond Fund II; 2,370,858 shares (cost $24,105,525) ......................  25,960,897
  International Equity Fund II; 1,638,572 shares (cost $18,263,063) ..................  20,105,275
  Prime Money Fund II; 3,759,186 shares (cost $3,759,186) ............................   3,759,186
  U.S. Government Securities Fund II; 535,586 shares (cost $5,420,161) ...............   5,645,077
  Utility Fund II; 1,478,185 shares (cost $16,701,803) ...............................  21,123,263
 Janus Aspen Series:
  Aggressive Growth Portfolio; 318,959 shares (cost $5,868,670) ......................   6,554,615
  Balanced Portfolio; 442,266 shares (cost $6,980,252) ...............................   7,726,386
  Flexible Income Portfolio; 169,853 shares (cost $1,968,733) ........................   2,000,867
  Growth Portfolio; 545,327 shares (cost $9,051,127) .................................  10,077,645
  Worldwide Growth Portfolio; 1,912,294 shares (cost $39,994,925) ....................  44,728,546
 Lexington Emerging Markets Fund; 138,054 shares (cost $1,532,488) ...................   1,230,059
 Lexington Natural Resources Trust Fund; 96,267 shares (cost $1,424,122) .............   1,435,334
 MFS Funds:
  Total Return Series; 410,009 shares (cost $6,222,891) ..............................   6,818,458
  World Government Series; 52,289 shares (cost $529,421) .............................     533,867

Variable Annuity Account I

 Oppenheimer Funds:
  Capital Appreciation Fund; 19,573 shares (cost $814,715) ...........................  $    801,718
  Global Securities Fund; 47,278 shares (cost $1,003,515) ............................     1,010,341
  Growth and Income Fund; 220,089 shares (cost $4,392,520) ...........................     4,529,430
  Strategic Bond Fund; 270,619 shares (cost $1,392,363) ..............................     1,385,569
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio; 589,192 shares (cost $25,548,157) .............    25,276,316
  PPI MFS Research Growth Portfolio; 1,461,688 shares (cost $14,428,746) .............    14,192,990
  PPI MFS Value Equity Portfolio; 73,407 shares (cost $2,171,416) ....................     2,195,611
  PPI Scudder International Growth Portfolio; 1,806 shares (cost $25,926) ............        25,466
  PPI T. Rowe Price Growth Equity Portfolio; 498,910 shares (cost $21,325,466) .......    21,757,475
                                                                                        ------------
 NET ASSETS (cost $498,134,220) ......................................................  $560,662,388
                                                                                        ============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)

 Aetna Variable Fund:
  Annuity contracts in accumulation ..................................................  $ 15,483,675
 Aetna Income Shares:
  Annuity contracts in accumulation ..................................................     3,020,620
 Aetna Variable Encore Fund:
  Annuity contracts in accumulation ..................................................    15,367,881
 Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation ..................................................     4,473,919
 Aetna Ascent Variable Portfolio:
  Annuity contracts in accumulation ..................................................     1,084,513
 Aetna Crossroads Variable Portfolio:
  Annuity contracts in accumulation ..................................................       415,033
 Aetna Legacy Variable Portfolio:
  Annuity contracts in accumulation ..................................................       793,678
  Annuity contracts in payment period ................................................        33,241
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio:
  Annuity contracts in accumulation ..................................................       891,486
  Aetna Variable Growth Portfolio:
  Annuity contracts in accumulation ..................................................       905,783
  Aetna Variable Index Plus Portfolio:
  Annuity contracts in accumulation ..................................................     3,915,267
  Aetna Variable Small Company Portfolio:
  Annuity contracts in accumulation ..................................................     2,575,173
 Alger American Funds:
  Balanced Portfolio:
  Annuity contracts in accumulation ..................................................     1,401,032
  Income and Growth Portfolio:
  Annuity contracts in accumulation ..................................................     3,767,914
  Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..................................................     2,919,482
 American Century Investments:
  Balanced Fund:
  Annuity contracts in accumulation ..................................................       656,724

Variable Annuity Account I

  International Fund:
  Annuity contracts in accumulation ...................... $ 2,047,606
 Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ......................      32,500
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
  Annuity contracts in accumulation ......................  34,335,916
  Growth Portfolio:
  Annuity contracts in accumulation ......................  18,640,127
  High Income:
  Annuity contracts in accumulation ......................  11,414,802
  Overseas Portfolio:
  Annuity contracts in accumulation ......................   2,988,676
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
  Annuity contracts in accumulation ......................   3,788,411
  Contrafund Portfolio:
  Annuity contracts in accumulation ......................  24,897,252
  Index 500 Portfolio:
  Annuity contracts in accumulation ......................  22,900,554
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ......................   1,441,187
 Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation ...................... 114,050,410
  Annuity contracts in payment period ....................      16,832
  Equity Income Fund II:
  Annuity contracts in accumulation ......................  12,942,385
  Growth Strategies Fund II:
  Annuity contracts in accumulation ......................  24,585,918
  High Income Bond Fund II:
  Annuity contracts in accumulation ......................  25,944,158
  Annuity contracts in payment period ....................      16,739
  International Equity Fund II:
  Annuity contracts in accumulation ......................  20,105,275
  Prime Money Fund II:
  Annuity contracts in accumulation ......................   3,759,186
  U.S. Government Securities Fund II:
  Annuity contracts in accumulation ......................   5,645,077
  Utility Fund II:
  Annuity contracts in accumulation ......................  21,104,322
  Annuity contracts in payment period ....................      18,941
 Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation ......................   6,554,615
  Balanced Portfolio:
  Annuity contracts in accumulation ......................   7,726,386
  Flexible Income Portfolio:
  Annuity contracts in accumulation ......................   2,000,867
  Growth Portfolio:
  Annuity contracts in accumulation ......................  10,077,645

Variable Annuity Account I

  Worldwide Growth Portfolio:
  Annuity contracts in accumulation ......... $ 44,728,546
 Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .........    1,230,059
 Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .........    1,435,334
 MFS Funds:
  Total Return Series:
  Annuity contracts in accumulation .........    6,818,458
  World Government Series:
  Annuity contracts in accumulation .........      533,867
 Oppenheimer Funds:
  Capital Appreciation Fund:
  Annuity contracts in accumulation .........      801,718
  Global Securities Fund:
  Annuity contracts in accumulation .........    1,010,341
  Growth and Income Fund:
  Annuity contracts in accumulation .........    4,529,430
  Strategic Bond Fund:
  Annuity contracts in accumulation .........    1,385,569
 Portfolio Partners, Inc.:
  PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation .........   25,276,316
  PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation .........   14,192,990
  PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation .........    2,195,611
  PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation .........       25,466
  PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation .........   21,757,475
                                              ------------
                                              $560,662,388
                                              ============


See Notes to Financial Statements

Variable Annuity Account I

Statements of Operations and Changes in Net Assets


                                                                             Year Ended December 31,
                                                                              1997               1996
                                                                              ----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $  13,569,495      $  3,142,826
Expenses: (Notes 2 and 5)
 Valuation period deductions ........................................       (5,565,448)       (1,469,442)
                                                                         -------------      ------------
Net investment income ...............................................        8,004,047         1,673,384
                                                                         -------------      ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      170,076,421        30,774,009
 Cost of investments sold ...........................................      157,030,583        30,447,382
                                                                         -------------      ------------
  Net realized gain .................................................       13,045,838           326,627
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................       13,871,018         1,366,008
 End of year ........................................................       62,528,168        13,871,018
                                                                         -------------      ------------
  Net change in unrealized gain .....................................       48,657,150        12,505,010
                                                                         -------------      ------------
Net realized and unrealized gain on investments .....................       61,702,988        12,831,637
                                                                         -------------      ------------
Net increase in net assets resulting from operations ................       69,707,035        14,505,021
                                                                         -------------      ------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .........................      230,999,062       151,305,122
Transfers from the Company's fixed account options ..................       55,038,062        21,839,958
Redemptions by contract holders .....................................      (14,064,451)       (2,630,806)
Annuity Payments ....................................................          (14,846)                0
Other ...............................................................           99,606           121,009
                                                                         -------------      ------------
 Net increase in net assets from unit transactions (Note 5) .........      272,057,433       170,635,283
                                                                         -------------      ------------
Change in net assets ................................................      341,764,468       185,140,304
NET ASSETS:
Beginning of year ...................................................      218,897,920        33,757,616
                                                                         -------------      ------------
End of year .........................................................    $ 560,662,388      $218,897,920
                                                                         =============      ============


See Notes to Financial Statements

Variable Annuity Account I

Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June 28, 1995.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


    a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

      Aetna Variable Fund
      Aetna Income Shares
      Aetna Variable Encore Fund
      Aetna Investment Advisers Fund, Inc.
      Aetna Ascent Variable Portfolio
      Aetna Crossroads Variable Portfolio
      Aetna Legacy Variable Portfolio
      Aetna Variable Portfolios, Inc.:
      [bullet] Aetna Variable Capital Appreciation Portfolio
      [bullet] Aetna Variable Growth Portfolio
      [bullet] Aetna Variable Index Plus Portfolio
      [bullet] Aetna Variable Small Company Portfolio
      Alger American Funds:
      [bullet] Balanced Portfolio
      [bullet] Income and Growth Portfolio
      [bullet] Leveraged AllCap Portfolio
      American Century Investments:
      [bullet] Balanced Fund
      [bullet] International Fund
      Calvert Social Balanced Portfolio
      Fidelity Investments Variable Insurance Products Fund:
      [bullet] Equity-Income Portfolio
      [bullet] Growth Portfolio
      [bullet] High Income Portfolio
      [bullet] Overseas Portfolio
      Fidelity Investments Variable Insurance Products Fund II:
      [bullet] Asset Manager Portfolio
      [bullet] Contrafund Portfolio
      [bullet] Index 500 Portfolio
      [bullet] Investment Grade Bond Portfolio

      Insurance Management Series:
      [bullet] American Leaders Fund II
      [bullet] Equity Income Fund II
      [bullet] Growth Strategies Fund II
      [bullet] High Income Bond Fund II
      [bullet] International Equity Fund II
      [bullet] Prime Money Fund II
      [bullet] U.S. Government Securities Fund II
      [bullet] Utility Fund II
      Janus Aspen Series:
      [bullet] Aggressive Growth Portfolio
      [bullet] Balanced Portfolio
      [bullet] Flexible Income Portfolio
      [bullet] Growth Portfolio
      [bullet] Worldwide Growth Portfolio
      Lexington Emerging Markets Fund
      Lexington Natural Resources Trust Fund
      MFS Funds:
      [bullet] Total Return Series
      [bullet] World Government Series
      Oppenheimer Funds:
      [bullet] Capital Appreciation Fund
      [bullet] Global Securities Fund
      [bullet] Growth and Income Fund
      [bullet] Strategic Bond Fund
      Portfolio Partners, Inc.:
      [bullet] PPI MFS Emerging Equities Portfolio
      [bullet] PPI MFS Research Growth Portfolio
      [bullet] PPI MFS Value Equity Portfolio
      [bullet] PPI Scudder International Growth Portfolio
      [bullet] PPI T. Rowe Price Growth Equity Portfolio

    b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account I

    c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


    d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $450,137,902 and $170,076,421; $203,082,676 and $30,774,009,
   respectively.

Variable Annuity Account I

5.  Supplemental Information to Statements of Operations and Changes in Net
    Assets


-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation      Proceeds      Cost of         Net
                                                                      Period          from      Investments    Realized
                                                      Dividends     Deductions       Sales          Sold      Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Fund:                              $2,917,442      ($125,993)   $   772,972   $   648,307   $  124,665
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 151,053        (26,889)       754,709       750,000        4,709
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          322,525       (170,170)    19,808,667    19,627,696      180,971
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                443,088        (36,303)       411,120       371,132       39,988
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                      66,289         (9,238)     1,580,817     1,443,402      137,415
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                  26,978         (2,883)         5,444         4,842          602
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                      45,122         (6,136)       199,255       188,641       10,614
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
   Aetna Variable Capital Appreciation Portfolio:       141,848         (2,366)       140,737       134,978        5,759
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                     242,318         (2,483)       311,238       305,917        5,321
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                 156,860        (28,110)     1,772,894     1,552,332      220,562
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:              155,307         (7,993)       104,643        86,811       17,832
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
   Balanced Portfolio:                                   24,076        (13,590)       120,684        99,159       21,525
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio: (1)                                 89,153       (132,536)    15,600,119    13,181,627    2,418,492
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          65,111        (31,295)     1,374,610     1,109,169      265,441
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                0        (36,689)     1,293,544     1,102,668      190,876
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   MidCap Portfolio: (1)                                 80,363        (75,046)     9,541,316     8,551,109      990,207
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                  338,930       (118,559)    12,725,130    12,057,293      667,837
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
American Century Investments:
   Balanced Fund:                                        29,309         (8,128)       203,349       186,540       16,809
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                       Net
               Gain (Loss)                      Net         Increase (Decrease)               Net Assets
               -----------                   Change in         In Net Assets                  ----------
      Beginning                End           Unrealized          from Unit          Beginning           End
       of Year               of Year        Gain (Loss)        Transactions          of Year          of Year
-----------------------------------------------------------------------------------------------------------------------------
          ($143,001)      ($ 1,131,268)     ($ 988,267)        $  9,726,519
                                                                                   $3,829,309      $15,483,675
-----------------------------------------------------------------------------------------------------------------------------
            (21,783)           (10,865)         10,918            1,877,585
                                                                                    1,003,244        3,020,620
-----------------------------------------------------------------------------------------------------------------------------
             61,606            203,382         141,776            6,513,403
                                                                                    8,379,376       15,367,881
-----------------------------------------------------------------------------------------------------------------------------
             15,913             93,604          77,691            3,246,840
                                                                                      702,615        4,473,919
-----------------------------------------------------------------------------------------------------------------------------
             56,427            (42,941)        (99,368)            (175,693)
                                                                                    1,165,108        1,084,513
-----------------------------------------------------------------------------------------------------------------------------
               (282)             3,424           3,706              309,890
                                                                                       76,740          415,033
-----------------------------------------------------------------------------------------------------------------------------
             (3,582)             4,308           7,890              669,065
                                                                                      100,364          793,678
                                                                                            0           33,241
-----------------------------------------------------------------------------------------------------------------------------
                  0           (130,696)       (130,696)             876,941
                                                                                            0          891,486
-----------------------------------------------------------------------------------------------------------------------------
                  0           (264,795)       (264,795)             925,422
                                                                                            0          905,783
-----------------------------------------------------------------------------------------------------------------------------
               (786)           106,638         107,424            3,426,210
                                                                                       32,321        3,915,267
-----------------------------------------------------------------------------------------------------------------------------
                  0           (169,978)       (169,978)           2,580,005
                                                                                            0        2,575,173
-----------------------------------------------------------------------------------------------------------------------------

             19,051            125,129         106,078              755,128
                                                                                      507,815        1,401,032
-----------------------------------------------------------------------------------------------------------------------------
            331,002                  0        (331,002)          (8,508,847)
                                                                                    6,464,740                0
-----------------------------------------------------------------------------------------------------------------------------
             43,184            245,881         202,697            2,618,690
                                                                                      647,270        3,767,914
-----------------------------------------------------------------------------------------------------------------------------
             53,728            265,618         211,890              540,838
                                                                                    2,012,567        2,919,482
-----------------------------------------------------------------------------------------------------------------------------
            172,467                  0        (172,467)          (4,925,256)
                                                                                    4,102,199                0
-----------------------------------------------------------------------------------------------------------------------------
            (40,650)                 0          40,650           (7,934,029)
                                                                                    7,005,171                0
-----------------------------------------------------------------------------------------------------------------------------

             10,011             44,098          34,087              211,174
                                                                                      373,473          656,724
-----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                Dividends       Deductions
----------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $    13,359        ($10,581)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   International Fund:                                              43,440         (24,794)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                                    0              (2)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      1,381,407        (329,134)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Growth Portfolio:                                               387,748        (199,645)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          258,910         (88,291)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             123,104         (32,314)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        167,003         (32,759)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           273,634        (226,793)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            198,117        (197,448)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 34,282         (13,109)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Insurance Management Series:
   American Leaders Fund II:                                     2,021,951      (1,254,649)
Annuity contracts in accumulation
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                           42,089         (75,051)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                       83,791        (249,588)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,053,521        (275,549)
Annuity contracts in accumulation
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   International Equity Fund II:                                    15,632        (226,665)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                            210,825         (62,256)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments    Realized
                                                                  Sales          Sold      Gain (Loss)
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $1,483,901    $1,555,024      ($71,123)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                            793,249       675,144       118,105
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                                  6,738         7,426          (688)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     1,006,879       870,117       136,762
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,523,787     1,391,777       132,010
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       1,389,256     1,263,386       125,870
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            372,931       345,379        27,552
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        95,686        90,640         5,046
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          624,535       485,003       139,532
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,562,053     1,860,408       701,645
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               292,775       284,565         8,210
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Insurance Management Series:
   American Leaders Fund II:                                    3,672,802     2,283,020     1,389,782
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                         125,938       117,498         8,440
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                     644,437       464,629       179,808
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    1,329,211     1,199,797       129,414
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                  792,013       683,940       108,073
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         5,616,613     5,616,577            36
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                      Net
             Gain (Loss)                    Net         Increase (Decrease)               Net Assets
             -----------                 Change in         In Net Assets                  ----------
      Beginning             End          Unrealized          from Unit          Beginning           End
       of Year            of Year       Gain (Loss)        Transactions          of Year          of Year
------------------------------------------------------------------------------------------------------------------------
          ($11,204)              $0         $11,204          ($403,000)
                                                                                  $460,141               $0
------------------------------------------------------------------------------------------------------------------------
            47,176          108,904          61,728          1,023,868
                                                                                   825,259        2,047,606
------------------------------------------------------------------------------------------------------------------------
                 0           (5,832)         (5,832)            39,022
                                                                                         0           32,500
------------------------------------------------------------------------------------------------------------------------
           763,902        4,573,383       3,809,481         17,482,048
                                                                                11,855,352       34,335,916
------------------------------------------------------------------------------------------------------------------------
           339,925        2,613,104       2,273,179          6,518,902
                                                                                 9,527,933       18,640,127
------------------------------------------------------------------------------------------------------------------------
            99,376          678,175         578,799          7,802,056
                                                                                 2,737,458       11,414,802
------------------------------------------------------------------------------------------------------------------------
            66,703           83,223          16,520          1,531,886
                                                                                 1,321,928        2,988,676
------------------------------------------------------------------------------------------------------------------------

            56,785          247,841         191,056          2,241,299
                                                                                 1,216,766        3,788,411
------------------------------------------------------------------------------------------------------------------------
           438,859        3,303,522       2,864,663         15,304,885
                                                                                 6,541,331       24,897,252
------------------------------------------------------------------------------------------------------------------------
           375,527        2,903,863       2,528,336         14,780,907
                                                                                 4,888,997       22,900,554
------------------------------------------------------------------------------------------------------------------------
            10,325           63,100          52,775            910,396
                                                                                   448,634        1,441,187
------------------------------------------------------------------------------------------------------------------------

         7,073,040       27,572,894      20,499,854         33,372,942
                                                                                58,037,362      114,050,410
                                                                                         0           16,832
------------------------------------------------------------------------------------------------------------------------
                 0          716,240         716,240         12,250,666
                                                                                         0       12,942,385
------------------------------------------------------------------------------------------------------------------------
           890,268        4,379,010       3,488,742         11,282,487
                                                                                 9,800,678       24,585,918
------------------------------------------------------------------------------------------------------------------------
           442,872        1,855,372       1,412,500         12,049,585
                                                                                11,591,426       25,944,158
                                                                                         0           16,739
------------------------------------------------------------------------------------------------------------------------
           599,852        1,842,212       1,242,360          7,630,546
                                                                                11,335,329       20,105,275
------------------------------------------------------------------------------------------------------------------------
                 0                0               0            102,916
                                                                                 3,507,665        3,759,186
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from        Investments      Realized
                                                Dividends     Deductions        Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:          $136,009        ($57,878)       $815,197        $816,209        ($1,012)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Utility Fund II:                                 698,490        (236,725)      1,251,178       1,013,333        237,845
   Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (64,625)      1,801,019       1,701,173         99,846
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                           181,361         (69,510)        417,457         346,860         70,597
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                     87,894         (14,471)        333,439         322,660         10,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             219,777         (99,435)        947,759         774,701        173,058
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                 10,649          (6,397)      1,087,777       1,072,304         15,473
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   522,386        (448,359)      2,135,232       1,701,774        433,458
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                1,295         (21,167)      1,232,664       1,305,131        (72,467)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:        41,210         (18,555)      1,350,194       1,215,906        134,288
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
MFS Funds:
   Emerging Growth Series: (2)                         0        (116,977)     15,517,072      13,662,725      1,854,347
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                0        (100,752)     13,471,461      12,125,968      1,345,493
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                0         (54,566)        831,314         702,549        128,765
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                   0          (5,724)      1,671,063       1,502,195        168,868
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   World Government Series:                       15,615          (8,914)        711,009         723,530        (12,521)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
   Capital Appreciation Fund:                          0          (2,638)         62,476          58,435          4,041
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                             0          (3,510)         38,265          35,536          2,729
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                        12,626         (13,385)        107,192          95,273         11,919
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                    Net
           Gain (Loss)                   Net         Increase (Decrease)              Net Assets
           -----------                Change in         In Net Assets                 ----------
    Beginning            End          Unrealized          from Unit          Beginning          End
     of Year           of Year       Gain (Loss)        Transactions          of Year         of Year
-----------------------------------------------------------------------------------------------------------------
          ($201)       $224,916        $225,117           $2,886,389
                                                                             $2,456,452      $5,645,077
-----------------------------------------------------------------------------------------------------------------
      1,106,478       4,421,460       3,314,982            3,773,450
                                                                             13,335,221      21,104,322
                                                                                      0          18,941
-----------------------------------------------------------------------------------------------------------------

         17,905         685,946         668,041            3,097,139
                                                                              2,754,214       6,554,615
-----------------------------------------------------------------------------------------------------------------
         46,718         746,135         699,417            4,857,371
                                                                              1,987,150       7,726,386
-----------------------------------------------------------------------------------------------------------------
          5,974          32,134          26,160            1,497,111
                                                                                393,394       2,000,867
-----------------------------------------------------------------------------------------------------------------
         90,906       1,026,518         935,612            5,734,794
                                                                              3,113,839      10,077,645
-----------------------------------------------------------------------------------------------------------------
         (1,799)              0           1,799             (335,569)
                                                                                314,045               0
-----------------------------------------------------------------------------------------------------------------
        658,071       4,733,621       4,075,550           26,343,094
                                                                             13,802,417      44,728,546
-----------------------------------------------------------------------------------------------------------------
         (4,649)       (302,429)       (297,780)             854,308
                                                                                765,870       1,230,059
-----------------------------------------------------------------------------------------------------------------
         98,720          11,212         (87,508)              36,049
                                                                              1,329,850       1,435,334
-----------------------------------------------------------------------------------------------------------------

         13,628               0         (13,628)          (5,940,064)
                                                                              4,216,322               0
-----------------------------------------------------------------------------------------------------------------
         66,161               0         (66,161)          (3,668,017)
                                                                              2,489,437               0
-----------------------------------------------------------------------------------------------------------------
         22,362         595,567         573,205            4,989,205
                                                                              1,181,849       6,818,458
-----------------------------------------------------------------------------------------------------------------
            156               0            (156)            (207,849)
                                                                                 44,861               0
-----------------------------------------------------------------------------------------------------------------
          3,877           4,445             568              324,691
                                                                                214,428         533,867
-----------------------------------------------------------------------------------------------------------------

              0         (12,997)        (12,997)             813,312
                                                                                      0         801,718
-----------------------------------------------------------------------------------------------------------------
              0           6,826           6,826            1,004,296
                                                                                      0       1,010,341
-----------------------------------------------------------------------------------------------------------------
              0         136,910         136,910            4,381,360
                                                                                      0       4,529,430
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation
                                                                      Period
                                                    Dividends       Deductions
-------------------------------------------------------------------------------
   Strategic Bond Fund:                               $37,598          ($5,530)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                     0          (33,567)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                       0          (18,615)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                          0           (2,523)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:              0               (5)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:               0          (28,585)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   Total Variable Annuity Account I               $13,569,495      ($5,565,448)
===============================================================================



--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                     Proceeds        Cost of           Net
                                                       from        Investments       Realized
                                                      Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                $50,466         $49,763            $703
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:             14,301,627      14,309,825          (8,198)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:               13,341,021      13,351,443         (10,422)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   1,560,760       1,560,280             480
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:               4               4               0
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:        7,986,723       7,987,053            (330)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Total Variable Annuity Account I               $170,076,421    $157,030,583     $13,045,838
==================================================================================================

(1) Effective November 28, 1997, assets from these funds were transferred to the PPI T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Emerging Equities Portfolio.

(3) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Research Growth Portfolio.

(4) Effective November 28, 1997, assets from these funds were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Value Equity Portfolio.

--------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
           Gain (Loss)                   Net          Increase (Decrease)                Net Assets
           -----------                Change in          In Net Assets                   ----------
   Beginning           End            Unrealized           from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
--------------------------------------------------------------------------------------------------------------------
          $0           ($6,794)          ($6,794)          $1,359,592
                                                                                       $0        $1,385,569
--------------------------------------------------------------------------------------------------------------------

           0          (271,841)         (271,841)          25,589,922
                                                                                        0        25,276,316
--------------------------------------------------------------------------------------------------------------------
           0          (235,756)         (235,756)          14,457,783
                                                                                        0        14,192,990
--------------------------------------------------------------------------------------------------------------------
           0            24,196            24,196            2,173,458
                                                                                        0         2,195,611
--------------------------------------------------------------------------------------------------------------------
           0              (460)             (460)              25,931
                                                                                        0            25,466
--------------------------------------------------------------------------------------------------------------------
           0           432,009           432,009           21,354,381
                                                                                        0        21,757,475
--------------------------------------------------------------------------------------------------------------------
 $13,871,018       $62,528,168       $48,657,150         $272,057,433        $218,897,920      $560,662,388
====================================================================================================================

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                         Valuation    Proceeds      Cost of         Net
                                                                          Period        from      Investments    Realized
                                                            Dividends   Deductions      Sales         Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                        $377,243     ($16,848)     $678,021     $625,675        $52,346
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                          53,910       (6,342)      361,706      364,811        (3,105)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                                  271,781      (42,460)    8,817,411    8,991,630      (174,219)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                         49,621       (6,268)      445,891      441,685         4,206
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                              41,723       (4,767)      103,743      102,116         1,627
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:                           3,213         (150)          245          229            16
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                               6,160          (98)       32,715       33,619          (904)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                             175          (59)       32,626       30,948         1,678
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
   Balanced Portfolio:                                         1,752       (2,640)      164,226      164,428          (202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                          41,079      (39,330)      505,561      482,104        23,457
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                               30,956       (3,277)      116,013      131,617       (15,604)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                 1,193      (10,216)      138,877      145,053        (6,176)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   MidCap Portfolio:                                           6,167      (19,638)    1,125,112    1,181,040       (55,928)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                             5,402      (43,782)      967,209      963,981         3,228
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                    5,013      (60,690)      388,307      391,124        (2,817)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           6,182      (51,253)      683,984      650,467        33,517
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          0      (13,207)      809,332      772,725        36,607
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             0       (6,706)      553,209      544,802         8,407
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
        Net Unrealized                                  Net
          Gain (Loss)                 Net         Increase (Decrease)              Net Assets
          -----------              Change in         In Net Assets                 ----------
  Beginning           End          Unrealized          from Unit          Beginning         End
   of Year          of Year       Gain (Loss)        Transactions          of Year        of Year
----------------------------------------------------------------------------------------------------------
         $0        ($143,001)      ($143,001)          $3,559,569
                                                                              $0         $3,829,309
----------------------------------------------------------------------------------------------------------
          0          (21,783)        (21,783)             980,564
                                                                               0          1,003,244
----------------------------------------------------------------------------------------------------------
          0           61,606          61,606            8,262,668
                                                                               0          8,379,376
----------------------------------------------------------------------------------------------------------
          0           15,913          15,913              639,143
                                                                               0            702,615
----------------------------------------------------------------------------------------------------------
          0           56,427          56,427            1,070,098
                                                                               0          1,165,108
----------------------------------------------------------------------------------------------------------
          0             (282)           (282)              73,943
                                                                               0             76,740
----------------------------------------------------------------------------------------------------------
          0           (3,582)         (3,582)              98,789
                                                                              (1)           100,364
----------------------------------------------------------------------------------------------------------
          0             (786)           (786)              31,313
                                                                               0             32,321
----------------------------------------------------------------------------------------------------------

          0           19,051          19,051              489,854
                                                                               0            507,815
----------------------------------------------------------------------------------------------------------
       (303)         331,002         331,305            6,071,518
                                                                          36,711          6,464,740
----------------------------------------------------------------------------------------------------------
          0           43,184          43,184              592,011
                                                                               0            647,270
----------------------------------------------------------------------------------------------------------
          0           53,728          53,728            1,974,038
                                                                               0          2,012,567
----------------------------------------------------------------------------------------------------------
          0          172,467         172,467            3,999,130
                                                                               1          4,102,199
----------------------------------------------------------------------------------------------------------
     (1,042)         (40,650)        (39,608)           7,044,153
                                                                          35,778          7,005,171
----------------------------------------------------------------------------------------------------------

          0          763,902         763,902           11,149,944
                                                                               0         11,855,352
----------------------------------------------------------------------------------------------------------
          0          339,925         339,925            9,199,562
                                                                               0          9,527,933
----------------------------------------------------------------------------------------------------------
          0           99,376          99,376            2,614,682
                                                                               0          2,737,458
----------------------------------------------------------------------------------------------------------
          0           66,703          66,703            1,253,524
                                                                               0          1,321,928
----------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                            Valuation    Proceeds      Cost of          Net
                                                                             Period        from      Investments     Realized
                                                               Dividends   Deductions      Sales         Sold       Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                          $0       ($4,829)     $32,049      $30,456       $1,593
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                              0       (23,542)     531,787      511,106       20,681
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                               0       (22,040)     334,354      313,306       21,048
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                   0        (1,771)      67,878       68,125         (247)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
   American Leaders Fund II:                                    662,642      (497,245)     925,465      746,157      179,308
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                       295       (52,685)     106,659       89,128       17,531
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    611,472       (95,132)     310,773      300,649       10,124
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                 20,351       (96,657)     280,807      261,882       18,925
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         164,619       (50,003)   6,053,920    6,053,922           (2)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                          113,351       (26,261)     844,719      846,273       (1,554)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                             381,276      (128,189)     639,721      566,100       73,621
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
   Aggressive Growth Portfolio:                                   7,466       (12,856)   1,050,437    1,088,069      (37,632)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           23,543        (7,391)     221,223      209,140       12,083
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    18,252        (2,109)      41,760       41,610          150
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             25,286       (14,653)   1,183,201    1,120,812       62,389
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                                     9,170        (2,222)     652,610      650,060        2,550
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                  106,093       (61,217)     446,507      395,584       50,923
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                                   0        (3,899)     109,987      110,241         (254)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
        Net Unrealized                                 Net
         Gain (Loss)                 Net         Increase (Decrease)              Net Assets
         -----------              Change in         In Net Assets                 ----------
  Beginning          End          Unrealized          from Unit          Beginning          End
   of Year         of Year       Gain (Loss)        Transactions          of Year         of Year
-----------------------------------------------------------------------------------------------------------

         $0         $56,785         $56,785          $1,163,217
                                                                                 $0      $1,216,766
-----------------------------------------------------------------------------------------------------------
          0         438,859         438,859           6,105,333
                                                                                  0       6,541,331
-----------------------------------------------------------------------------------------------------------
          0         375,527         375,527           4,514,462
                                                                                  0       4,888,997
-----------------------------------------------------------------------------------------------------------
          0          10,325          10,325             440,327
                                                                                  0         448,634
-----------------------------------------------------------------------------------------------------------

    871,936       7,073,040       6,201,104          35,057,409
                                                                         16,434,144      58,037,362
-----------------------------------------------------------------------------------------------------------
      4,198         890,268         886,070           8,762,085
                                                                            187,382       9,800,678
-----------------------------------------------------------------------------------------------------------
     47,839         442,872         395,033           7,472,858
                                                                          3,197,071      11,591,426
-----------------------------------------------------------------------------------------------------------
     77,134         599,852         522,718           7,793,953
                                                                          3,076,039      11,335,329
-----------------------------------------------------------------------------------------------------------
          0               0               0            (713,688)
                                                                          4,106,739       3,507,665
-----------------------------------------------------------------------------------------------------------
     32,984            (201)        (33,185)            816,834
                                                                          1,587,267       2,456,452
-----------------------------------------------------------------------------------------------------------
    332,527       1,106,478         773,951           7,162,934
                                                                          5,071,628      13,335,221
-----------------------------------------------------------------------------------------------------------

          0          17,905          17,905           2,779,331
                                                                                  0       2,754,214
-----------------------------------------------------------------------------------------------------------
          0          46,718          46,718           1,912,197
                                                                                  0       1,987,150
-----------------------------------------------------------------------------------------------------------
          0           5,974           5,974             371,127
                                                                                  0         393,394
-----------------------------------------------------------------------------------------------------------
          0          90,906          90,906           2,949,911
                                                                                  0       3,113,839
-----------------------------------------------------------------------------------------------------------
          0          (1,799)         (1,799)            306,346
                                                                                  0         314,045
-----------------------------------------------------------------------------------------------------------
          0         658,071         658,071          13,048,547
                                                                                  0      13,802,417
-----------------------------------------------------------------------------------------------------------
        735          (4,649)         (5,384)            750,550
                                                                             24,857         765,870
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                   Valuation         Proceeds         Cost of           Net
                                                                    Period             from         Investments      Realized
                                                 Dividends        Deductions           Sales            Sold        Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:          $4,095            ($5,265)        $418,184         $424,395       ($6,211)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
   Emerging Growth Series:                          33,270            (14,548)         145,356          151,959        (6,603)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Research Series:                                 32,798             (7,629)          69,685           69,157           528
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                             22,438             (3,611)         191,249          184,924         6,325
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Value Series:                                       606                (47)           3,366            3,307            59
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   World Government Series:                              0               (961)          35,795           34,610         1,185
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
   Balanced Fund:                                    1,396             (1,261)          21,355           20,655           700
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                                      2,369             (2,424)          89,869           97,034        (7,165)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                 468             (3,264)          41,105           40,667           438
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account I             $3,142,826        ($1,469,442)     $30,774,009      $30,447,382      $326,627
=================================================================================================================================

----------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)                Net Assets
          -----------                Change in          In Net Assets                   ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------------
         $0           $98,720           $98,720           $1,238,511
                                                                                     $0        $1,329,850
----------------------------------------------------------------------------------------------------------------

          0            13,628            13,628            4,190,575
                                                                                      0         4,216,322
----------------------------------------------------------------------------------------------------------------
          0            66,161            66,161            2,397,579
                                                                                      0         2,489,437
----------------------------------------------------------------------------------------------------------------
          0            22,362            22,362            1,134,335
                                                                                      0         1,181,849
----------------------------------------------------------------------------------------------------------------
          0               156               156               44,087
                                                                                      0            44,861
----------------------------------------------------------------------------------------------------------------
          0             3,877             3,877              210,327
                                                                                      0           214,428
----------------------------------------------------------------------------------------------------------------

          0            10,011            10,011              362,627
                                                                                      0           373,473
----------------------------------------------------------------------------------------------------------------
          0           (11,204)          (11,204)             478,565
                                                                                      0           460,141
----------------------------------------------------------------------------------------------------------------
          0            47,176            47,176              780,441
                                                                                      0           825,259
----------------------------------------------------------------------------------------------------------------
 $1,366,008       $13,871,018       $12,505,010         $170,635,283        $33,757,616      $218,897,920
================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Insurance Company of America and
     Contract Owners of Variable Annuity Account I:




We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.




                                            /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

                       AETNA INSURANCE COMPANY OF AMERICA
                          Index to Financial Statements

                                                                         Page
                                                                         ----
Independent Auditors' Report                                              F-2
Financial Statements:

Statements of Income for the Years Ended
  December 31, 1997, 1996 and 1995                                        F-3

Balance Sheets as of December 31, 1997
  and 1996                                                                F-4

Statements of Changes in Shareholder's Equity for
  the Years Ended December 31, 1997, 1996 and 1995                        F-5

Statements of Cash Flows for the Years
  Ended December 31, 1997, 1996 and 1995                                  F-6

Notes to Financial Statements                                             F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Insurance Company of America:


We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 1997 and 1996, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 1997, the Company changed its method for accounting for guaranty-fund and other insurance related assessments.



                                                       /s/ KPMG Peat Marwick LLP




Hartford, Connecticut
March 25 , 1998

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              Statements of Income
                                   (thousands)


                                                                   Years Ended December 31,
                                                                   ------------------------
                                                          1997                1996               1995
                                                          ----                ----               ----
Revenue:
  Charges assessed against policyholders               $ 6,072.9           $ 1,293.0            $ 132.7
  Net investment income                                  7,083.2             1,556.9              721.0
  Net realized capital gains (losses)                      101.6               (11.2)               8.3
  Other income                                             243.2                66.4               --
                                                       ----------         -----------         -----------
        Total revenue                                   13,500.9             2,905.1              862.0

Benefits and expenses:
  Current and future benefits                            6,534.5             1,651.9               --
  Operating expenses                                     3,675.6             2,430.4              481.8
  Amortization of deferred policy acquisition costs        809.0               242.0               --
                                                       ----------         -----------         -----------
       Total benefits and expenses                      11,019.1             4,324.3              481.8


Income (loss) before income taxes (benefits) and         2,481.8            (1,419.2)             380.2
  cumulative effect adjustment

  Income taxes (benefits)                                  768.7              (723.4)             212.3
                                                       ----------         -----------         -----------

Income (loss) before cumulative effect adjustments       1,713.1              (695.8)             167.9

Cumulative effect adjustment, net of tax                   520.0                --                 --
                                                       ----------         -----------         -----------

Net income (loss)                                      $ 1,193.1            $ (695.8)           $ 167.9
                                                       =========          ===========         ==========



See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 Balance Sheets
                         (thousands, except share data)



                                                                        December 31,
Assets                                                              1997            1996
------                                                              ----            ----
Investments:
  Debt securities, available for sale, at fair value:
     (amortized cost:  $135,850.1 and $24,736.8)              $ 137,918.4         $  24,770.3
Cash and cash equivalents                                        12,494.2            51,842.3
Deferred policy acquisition costs                                45,364.0            21,057.0
Accrued investment income                                         2,041.5               325.8
Deferred tax asset                                                2,139.2             1,289.7
Income taxes receivable                                           1,429.7             1,133.2
Other assets                                                      2,514.6               447.6
Separate Accounts assets                                        676,640.7           303,518.6
                                                              -----------         -----------

       Total assets                                           $ 880,542.3         $ 404,384.5
                                                              ===========         ===========


Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
  Policyholders' funds left with the Company                    145,625.9            64,445.4
  Other liabilities                                               5,212.1             4,753.2
  Due to parent and affiliates                                      813.6               347.2
  Separate Accounts liabilities                                 676,640.7           303,518.6
                                                              -----------         -----------
       Total liabilities                                        828,292.3           373,064.4
                                                              -----------         -----------

Shareholder's equity:
  Common capital stock, par value $2,000 (1,275 shares
   authorized, issued and outstanding)                            2,550.0             2,550.0
  Paid-in capital                                                47,550.0            27,550.0
  Accumulated other comprehensive income                            155.4                90.3
  Retained earnings                                               1,994.6             1,129.8
                                                              -----------         -----------
       Total shareholder's equity                                52,250.0            31,320.1
                                                              -----------         -----------

         Total liabilities and shareholder's equity           $ 880,542.3         $ 404,384.5
                                                              ===========         ===========


See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                  Statements of Changes in Shareholder's Equity
                                   (thousands)



                                                                    Years Ended December 31,
                                                                    ------------------------
                                                                 1997         1996          1995
                                                                 ----         ----          ----
Shareholder's equity, beginning of year                      $ 31,320.1    $ 12,133.0    $ 11,675.3

Comprehensive income
  Net income (loss)                                             1,193.1        (695.8)        167.9
  Other comprehensive income, net of tax
    Unrealized gains (losses) on securities ($100.2
    thousand, ($95.5) thousand and $371.8 thousand,
    pretax, respectively)                                          65.1         (62.1)        289.8
                                                             ----------    ----------    ----------
Total comprehensive income                                      1,258.2        (757.9)        457.7
                                                             ----------    ----------    ----------

Capital contributions                                          20,000.0      20,000.0          --

Other changes                                                    (328.3)        (55.0)         --
                                                             ----------    ----------    ----------

Shareholder's equity, end of  year                           $ 52,250.0    $ 31,320.1    $ 12,133.0
                                                             ==========    ==========    ==========






See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            Statements of Cash Flows
                                   (thousands)


                                                                                           Years Ended December 31,
                                                                                           ------------------------
                                                                                       1997          1996          1995
                                                                                       ----          ----          ----
Cash Flows from Operating Activities:
         Net income (loss)                                                         $  1,193.1    $   (695.8)   $   167.9
         Adjustments to reconcile net income (loss) to net cash (used for)
          provided by operating activities:
            Increase in accrued investment income                                    (1,715.7)       (213.2)       (21.1)
            Increase in deferred policy acquisition costs                           (24,307.0)    (18,990.6)    (2,066.4)
            Net change in amounts due to/from parent and affiliates                     466.5         172.6        164.1
            Net increase (decrease) in other assets and liabilities                     924.1         (25.6)     1,915.9
            Net change in income taxes                                               (1,388.4)     (2,710.7)        60.2
            Net amortization of (discount) premium on debt securities                  (419.5)       (104.6)        22.2
            Net realized capital (gains) losses                                        (101.6)         11.2         --
                                                                                   ----------    ----------    ---------
               Net cash (used for) provided by operating activities                 (25,348.5)    (22,556.7)       242.8
                                                                                   ----------    ----------    ---------

Cash Flows from Investing Activities:
         Proceeds from sales of:
           Debt securities available for sale                                        16,576.8       2,510.0      3,000.0
         Investment maturities and repayments of:
           Debt securites available for sale                                          3,192.0          --           --
           Short-term investments                                                     1,000.0          --          500.0
         Cost of investment purchases in:
           Debt securities available for sale                                      (132,734.8)    (16,706.0)    (3,939.2)
           Short-term investments                                                    (1,000.0)         --         (492.1)
                                                                                   ----------    ----------    ---------
               Net cash used for investing activities                              (112,966.0)    (14,196.0)      (931.3)
                                                                                   ----------    ----------    ---------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts                     84,673.2      64,936.2         --
         Withdrawal of investment contracts                                          (5,706.8)       (385.4)        --
         Capital contribution                                                        20,000.0      20,000.0         --
                                                                                   ----------    ----------    ---------
               Net cash provided by financing activities                             98,966.4      84,550.8         --
                                                                                   ----------    ----------    ---------

Net (decrease) increase in cash and cash equivalents                                (39,348.1)     47,798.1       (688.5)
Cash and cash equivalents, beginning of year                                         51,842.3       4,044.2      4,732.7
                                                                                   ----------    ----------    ---------

Cash and cash equivalents, end of year                                             $ 12,494.2    $ 51,842.3    $ 4,044.2
                                                                                   ==========    ==========    =========


Supplemental cash flow information:
    Income taxes paid, net                                                         $  1,493.0    $  1,866.8    $    92.4
                                                                                   ==========    ==========    =========


See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                          Notes to Financial Statements


1.   Summary of Significant Accounting Policies

     Aetna Insurance Company of America (the "Company") is a stock life insurance company organized in 1990 under the insurance laws of Connecticut. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). During the second quarter of 1995, the Company began marketing and servicing variable annuities to individuals in the qualified and non-qualified markets.

     Basis of Presentation

     These financial statements have been prepared in conformity with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standards

     Reporting Comprehensive Income

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In 1997, the Company adopted the American Institute of Certified Public Accountants' Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, effective as of January 1, 1997. This statement required that the Company recognize a liability for guaranty-fund and other insurance related assessments when such assessments were probable and could be reasonably estimated. A cumulative effect charge of $520.0 thousand, net of taxes of $280.0 thousand, related to the adoption of this statement is reflected in the 1997 Statements of Income.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Financial Accounting Standard ("FAS") No. 125 , Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting for Internal Use Software

     In March of 1998, the AICPA issued SOP 98-1, Accounting for internal use software, which provides guidance for determining when internal use software costs (acquired or internally developed) are expensed as incurred or capitalized. This Statement is effective for 1999 financial statements with early adoption permitted. The Company has not determined, at this time, the impact on the financial statements of adopting this standard.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Fair values for debt securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company had no securities out on loan.

     Purchases and sales of debt securities are recorded on the trade date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses. Such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits and are amortized over a period of up to twenty years. Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Reserves

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.85% to 7.00% for all years presented), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


1.   Summary of Significant Accounting Policies (Continued)

     Charges Assessed Against Policyholders and Other Income

     Charges assessed against policyholders' funds for surrender charges, actuarial margin and other fees are recorded as revenue when earned. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Other income includes maintenance and surrender fees.

     Separate Accounts

     Assets held under variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder, in shares of mutual funds that are managed by Aeltus or other selected mutual funds not managed by Aeltus.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $90.8 million for 1997 (fair value of $91.5 million) and $82.5 million for 1996 (fair value of $82.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.1% to 8.0% for all years presented.

     Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


2.   Investments

     Debt securities available for sale at December 31, 1997 were as follows:

                                                              Gross           Gross
                                           Amortized       Unrealized       Unrealized        Fair
                                              Cost            Gains           Losses          Value
                                              ----            -----           ------          -----
                                                                     (thousands)
U.S. government and government              $ 37,839.6     $1,066.0       $    1.2       $ 38,904.4
agencies and authorities

U.S. corporate securities:
     Financial                                31,267.3        705.3           12.1         31,960.5
     Healthcare & consumer products            6,509.7        170.8           20.0          6,660.5
     Media & broadcast                           993.6        119.2              -          1,112.8
     Natural resources                         5,122.7         49.7              -          5,172.4
     Transportation & capital goods            5,334.6        134.1              -          5,468.7
     Utilities                                 6,049.0         66.2              -          6,115.2
     Other corporate securities                  764.2         45.9              -            810.1
                                            ----------     --------      ---------       ----------
  Total U.S. corporate securities             56,041.1      1,291.2           32.1         57,300.2

Foreign securities:
     Government                                  991.3            -          243.1            748.2
     Other                                    12,190.3        153.7          809.2         11,534.8
                                            ----------     --------      ---------       ----------
Total foreign securities                      13,181.6        153.7        1,052.3         12,283.0

Residential mortgage-backed
  securities:
  Pass-throughs                                1,152.1            -            3.0          1,149.1
  Collateralized mortgage obligations          8,602.9        399.3           12.1          8,990.1
                                            ----------     --------      ---------       ----------
Total residential mortgage-backed
  securities                                   9,755.0        399.3           15.1         10,139.2

Commercial/multifamily mortgage-
  backed securities                            8,555.3        165.3              -          8,720.6

Other asset-backed securities                 10,477.5         93.5              -         10,571.0
                                            ----------     --------      ---------       ----------

Total Debt Securities                       $135,850.1     $3,169.0       $1,100.7       $137,918.4
                                            ==========     ========      =========       ==========

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


2.   Investments (Continued)

     Debt securities available for sale at December 31, 1996 were as follows:

                                                              Gross           Gross
                                           Amortized       Unrealized       Unrealized        Fair
                                              Cost            Gains           Losses          Value
                                              ----            -----           ------          -----
                                                                     (thousands)
U.S. government and government
      agencies and authorities              $ 8,111.1      $140.0         $  1.1         $ 8,250.0

U.S. corporate securities:
     Financial                                7,375.4           -           59.2           7,316.2
     Healthcare & consumer products           2,506.2           -            4.1           2,502.1
     Natural resources                        1,250.0         0.8              -           1,250.8
                                            ----------     --------      ---------       ----------
  Total U.S. corporate securities            11,131.6         0.8           63.3          11,069.1

Foreign securities - Other                    2,032.3           -           46.0           1,986.3

Commercial/multifamily mortgage-
     backed securities                        2,480.9         3.5              -           2,484.4

Other asset-backed securities                   980.9           -            0.4             980.5
                                            ----------     --------      ---------       ----------

Total Debt Securities                       $24,736.8      $144.3         $110.8         $24,770.3
                                            ==========     ========      =========       ==========

     At December 31, 1997 and 1996 net unrealized appreciation of $2,068.3 thousand and $33.5 thousand respectively, on available for sale debt securities included unrealized gains (losses) of $1,829.2 thousand and ($105.4) thousand, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


2.   Investments (Continued)

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                                     Amortized          Fair
                                                       Cost            Value
                                                       ----            -----
                                                             (thousands)

      Due to mature:
           After one year through five years        $ 55,170.9       $ 55,726.9
           After five years through ten years         26,682.4         26,824.3
           After ten years                            25,209.0         25,936.4
           Mortgage-backed securities                 18,310.3         18,859.8
           Other asset-backed securities              10,477.5         10,571.0
                                                    ----------       ----------
           Total                                    $135,850.1       $137,918.4
                                                    ==========       ==========

     At December 31, 1997 and 1996, debt securities carried at $5.0 million and $4.7 million, respectively, were on deposit as required by various state regulatory agencies.

     The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                           1997                                1996
                                                           ----                                ----
                                                Carrying            Fair             Carrying          Fair
                                                 Value              Value             Value            Value
                                                 -----              -----             -----            -----
                                                        (thousands)                         (thousands)
       Liabilities:
       Investment contract liabilities:
            With a fixed maturity            $    279.4          $    275.6         $        -      $        -
            Without a fixed maturity         $145,346.5          $134,795.4         $ 64,445.4      $ 59,401.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable.

     Off-Balance-Sheet and Other Financial Instruments
     The Company did not have transactions in off-balance-sheet instruments in 1997 or 1996.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


4.   Net Investment Income

     Sources of net investment income were as follows:

                                        1997            1996           1995
                                        ----            ----           ----
                                                    (thousands)


       Debt securities                $ 6,009.4       $   547.6       $ 457.5
       Cash equivalents                 1,190.3         1,039.2         261.1
       Other                                3.2             2.4           2.4
                                      ---------       ---------       -------
       Gross investment income          7,202.9         1,589.2         721.0
       Less investment expenses           119.7            32.3          -
                                      ---------       ---------       -------
       Net investment income          $ 7,083.2       $ 1,556.9       $ 721.0
                                      =========       =========       =======

     Net investment income includes amounts allocable to experience rated contractholders of $6,997.2 thousand and $855.2 thousand for the years ended December 31, 1997 and 1996, respectively. There were no such amounts for the year ended December 31, 1995. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $4.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles ("GAAP"). Statutory net income (loss) was $408.2 thousand, ($7,874.4) thousand and $378.9 thousand for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $43.4 million and $23.5 million as of December 31, 1997 and 1996, respectively. The Company has entered into support agreements with ALIAC under which ALIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains (losses) on debt securities, as reflected in the Statements of Income for the years ended December 31, 1997, 1996 and 1995, were $101.6 thousand, ($11.2) thousand and $8.3 thousand, respectively.

     Net realized capital gains of $211.0 thousand allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company in 1997. Net unamortized gains were $206.6 thousand at December 31, 1997. There were no such amounts for 1996 and 1995.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                      1997           1996            1995
                                      ----           ----            ----
                                                 (thousands)

       Proceeds on sales          $16,576.8     $2,510.0         $3,000.0
            Gross gains               104.7         12.7              8.3
            Gross losses                3.1         23.9               -

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities), (excluding those related to experience rated contractholders in 1997 and 1996), were as follows:

                                                        1997      1996      1995
                                                        ----      ----      ----
                                                                (thousands)

     Debt securities                                  $100.2    $(95.5)   $371.8

     Increase (decrease) in deferred income taxes
     (See Note 7)                                       35.1     (33.4)     82.0
                                                      ------    ------    ------
     Net change in accumulated other
     comprehensive income                             $ 65.1    $(62.1)   $289.8
                                                      ======    ======    ======

     Net unrealized capital gains (losses) allocable to experience rated contracts of $1,829.2 thousand and ($105.4) at December 31, 1997 and 1996, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)


6.   Capital Gains and Losses on Investment Operations (Continued)

     Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders in 1997 and 1996, at December 31:

                                                     1997      1996      1995
                                                     ----      ----      ----
                                                           (thousands)

     Debt securities
          Gross unrealized gains                    $239.5    $140.0    $237.4
          Gross unrealized losses                     (0.4)     (1.1)     (3.0)
                                                    ------    ------    ------
                                                     239.1     138.9     234.4
     Deferred federal income taxes (see Note 7)       83.7      48.6      82.0
                                                    ------    ------    ------

     Net unrealized capital gains                   $155.4    $ 90.3    $152.4
                                                    ======    ======    ======


     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                                           1997              1996             1995
                                                                           ----              ----             ----
                                                                                          (thousands)
         Unrealized holding gains (losses) arising during the
            period (1)                                                  $ 404.1           $  (1.4)        $  280.8
         Less:  reclassification adjustment for gains and
            other items included in net income (2)                        339.0              60.7             (9.0)
                                                                        -------           -------         --------
         Net unrealized gains (losses) on securities                    $  65.1           $ (62.1)        $  289.8
                                                                        =======           =======         ========

         (1) Pretax unrealized holding gains (losses) arising during the period were $621.7 thousand, ($2.2) thousand and $432 thousand for 1997, 1996 and 1995, respectively.
         (2) Pretax reclassification adjustments for gains and other items included in net income were $521.5 thousand, $93.3 thousand and ($13.8) thousand for 1997, 1996 and 1995, respectively.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

7.   Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna and combined Connecticut state income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                       1997         1996         1995
                                                       ----         ----         ----
                                                                 (thousands)
       Current taxes (benefits):
       Income taxes (benefits):
            Federal                                 $1,219.2      $    98.8    $ 635.2
            State                                        0.2          (58.4)     123.4
            Net realized capital gains (losses)        109.4           (3.9)       2.9
                                                    --------      ---------    -------
                                                     1,328.8           36.5      761.5
                                                    --------      ---------    -------
       Deferred tax benefits:
            Federal                                   (486.2)        (759.9)    (549.2)
            Net realized capital losses                (73.9)             -          -
                                                    --------      ---------    -------
                                                      (560.1)        (759.9)    (549.2)
                                                    --------      ---------    -------

            Total                                   $  768.7      $  (723.4)   $ 212.3
                                                    ========      =========    =======

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                         1997         1996         1995
                                                         ----         ----         ----
                                                                  (thousands)
            Income (loss) before income taxes and
            cumulative effect adjustment               $2,481.8     $(1,419.2)    $380.2
            Tax rate                                         35%           35%        35%
                                                       --------     ---------     ------
            Application of the tax rate                   868.6        (496.7)     133.1

       Tax effect of:
            State income tax, net of federal benefit        0.1         (37.9)      80.2
            Excludable dividends                         (129.5)       (190.5)         -
            Adjustment to prior year tax provision          3.7           2.1       (1.0)
            Other, net                                     25.8          ( .4)         -
                                                       --------     ---------     ------

              Income taxes (benefits)                  $  768.7     $  (723.4)    $212.3
                                                       ========     =========     ======

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

7.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                                     1997           1996
                                                                     ----           ----
                                                                         (thousands)
       Deferred tax assets:
            Policyholders' funds left with the Company             $14,242.8      $6,932.6
            Unrealized gains allocable to experience rated
            contracts                                                  640.2           -
            Postretirement benefits other than pensions                 21.8          41.7
            Guaranty fund assessments                                  146.0          ( .7)
            Pension                                                    163.5          52.6
            Other                                                       78.2           9.9
                                                                   ---------      --------
       Total gross assets                                           15,292.5       7,036.1

       Deferred tax liabilities:
            Deferred policy acquisition costs                       12,425.2       5,697.5
            Net unrealized capital gains                               723.9          48.6
            Other                                                        4.2           0.3
                                                                   ---------      --------
       Total gross liabilities                                      13,153.3       5,746.4
                                                                   ---------      --------
            Net deferred tax asset                                 $ 2,139.2      $1,289.7
                                                                   =========      ========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1997 and 1996, no valuation allowances were required.

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

8.   Benefit Plans

     The Company utilizes the employees of Aetna and its affiliates (primarily ALIAC). The benefit plan charges allocated to the Company in 1997, 1996 and 1995 were immaterial.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

8.   Benefit Plans (Continued)

     As of December 31, 1996, Aetna transferred to the Company approximately $84.0 thousand of accrued liabilities, primarily related to the allocation of ALIAC pension and postretirement benefit plans that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $55.0 thousand) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $328.3 thousand reduction reflecting revisions to the allocation of these accrued liabilities.

9.   Related Party Transactions

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges, at cost, for these services based upon measures appropriate for the type and nature of service provided. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $7.3 million and $4.7 million for the years ended December 31, 1997 and 1996, respectively, (of which $4.5 million and $2.7 million, respectively, were capitalized as deferred policy acquisition costs). Total charges allocated to the Company for the year ended December 31, 1995 were $.3 million.

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, is 1.40% of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $5,565.4 thousand, $1,293.0 thousand and $129.6 thousand for the years ended December 31, 1997, 1996 and 1995, respectively.

     The Company received capital contributions of $20.0 million in cash from ALIAC in both 1997 and 1996. The Company received no capital contributions in 1995.

     Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as adviser for the general account assets. The Company pays Aeltus a fee which, on an annual basis, is .06% of the average daily net assets under management. The amount of such fees for the years ended December 31, 1997 and 1996 amounted to $119.7 thousand and $32.4 thousand, respectively.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                    Notes to Financial Statements (Continued)

10.  Commitments and Contingent Liabilities

     Commitments
     At December 31, 1997 and 1996 the Company had no commitments or contingent liabilities.

     Litigation
     The Company is not currently involved in litigation.

Form No. SAI.80750-98                                          AICA Ed. May 1998

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)     Included in Part A:
                 Condensed Financial Information
         (2)     Included in Part B:
                 Financial Statements of Variable Annuity Account I:
                 -   Statement of Assets and Liabilities as of December 31, 1997
                 - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and December 31, 1996
                 -   Notes to Financial Statements
                 -   Independent Auditors' Report
                 Financial Statements of Depositor:
                 -   Independent Auditors' Report
                 - Statements of Income for the years ended December 31, 1997, 1996 and 1995
                 -   Balance Sheets for the years ended December 31, 1997 and
                     1996
                 - Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995
                 - Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995
                 -   Notes to Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Insurance
                  Company of America establishing Variable Annuity Account I(1)
         (2)      Not applicable
         (3.1)    Selling Agreement(1)
         (3.2)    Principal Underwriting Agreement(2)
         (3.3)    Amendment to Principal Underwriting Agreement(2)
         (4.1)    Variable Annuity Contract G-CDA-GP2 (4/94)
         (4.2)    Variable Annuity Contract I-CDA-GP2 (4/94)
         (4.3)    Certificate of Group Annuity Coverage GP2CERT (4/94)
         (4.4)    Group Variable, Fixed, or Combination Annuity Contract
                  (Nonparticipating) G-GP2 (5/96)
         (4.5)    Individual Variable, Fixed or Combination Annuity Contract
                  (Nonparticipating) I-GP2 (5/96)(3)
         (4.6)    Variable Annuity Contract G-GP2 (5/97)
         (4.7)    Certificate of Group Annuity Coverage GP2CERT (5/97)(3)
         (4.8)    Endorsement GP2QEND (4/94) to Contract G-CDA-GP2
         (4.9)    Endorsement GP2NHEND (4/94) to Contract G-CDA-GP2

         (4.10)   Endorsement GP2IRA (5/97) to Contract G-GP2 (5/97) and
                  Certificate GP2CERT (5/97)
         (4.11)   Endorsement GP2QP (5/97)
         (4.12)   Endorsement GP2DC (5/97)
         (4.13)   Endorsement G-GP2TDA (5/97)
         (4.14)   Endorsement I-GP2QP (5/97)
         (4.15)   Endorsement I-GP2IRA (5/97)
         (4.16)   Endorsement I-GP2DC (5/97)
         (4.17)   Endorsement I-GP2TDA (5/97)
         (4.18)   Endorsement G-GP2QP (5/96)
         (4.19)   Endorsement G-GP2IRA (5/96)
         (4.20)   Endorsement G-G-2TDA (5/96)
         (4.21)   Endorsement G-GP2DC (5/96)
         (4.22)   Endorsement I-GP2QP (4/96)
         (4.23)   Endorsement I-GP2IRA (5/96)
         (4.24)   Endorsement I-GP2TDA (5/96)
         (4.25)   Endorsement I-GP2DC (5/96)
         (4.26)   Endorsement I-GP2END(8/95)
         (4.27)   EndorsementGP2END(8/95)
         (4.28)   Endorsement GP2CERTEND(8/95)
         (5)      Application for Aetna Growth Plus Group Variable, Fixed or
                  Combination Annuity Contract (Nonparticipating)(4)
         (6)      Certification of Incorporation and By-laws of Aetna Insurance
                  Company of America(1)
         (7)      Reinsurance Agreement(4)
         (8)      Fund Participation Agreement between Insurance Management
                  Series, Federated Advisors and Aetna Insurance Company of
                  America(5)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data
         (14)     Not applicable
         (15.1)   Powers of Attorney(6)
         (15.2)   Authorization for Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on June 1, 1995 (Accession No. 0000950109-95-002138).
2. Incorporated by reference to Registration Statement on Form S-1 (File No. 333-22723), as filed electronically on March 4, 1997 (Accession No. 0000950146-97-000292).

3. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-80750), as filed electronically on April 23, 1997 (Accession No. 0000950146-97-00634).
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-80750), as filed electronically on August 15, 1995 (Accession No. 0000950109-95-003244).
5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000620).
6. Incorporated by reference to Post-Effective Amendment No. 7 to registration Statement on Form N-4 (File No. 33-59749), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000654).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                        Positions and Offices with Depositor
------------------                       ------------------------------------

Thomas J. McInerney                      Director and President

Deborah Koltenuk                         Vice President and Treasurer, Corporate
                                         Controller

Shaun P. Mathews                         Director and Senior Vice President

Catherine H. Smith                       Director

Maria F. McKeon                          Corporate Secretary and Counsel

Alastair G. Longley-Cook                 Vice President and Corporate Actuary

     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
Registrant
----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Item 27. Number of Contract Owners
----------------------------------

     As of February 28, 1998, there were 13,988 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in
Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriters
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc., (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. Additionally, Aetna also acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

     (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*                  Positions and Offices with Underwriter
------------------                 --------------------------------------

Thomas J. McInerney                Director and President

Shaun P. Mathews                   Director and Senior Vice President

Catherine H. Smith                 Director, Chief Financial Officer and Senior
                                   Vice President

Name and Principal
Business Address*                  Positions and Offices with Underwriter
------------------                 --------------------------------------

Deborah Koltenuk                   Vice President and Treasurer, Corporate
                                   Controller

Frederick D. Kelsven               Vice President and Chief Compliance Officer

Kirk P. Wickman                    Vice President, General Counsel and
                                   Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

   (c) Compensation as of December 31, 1997:

     (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             ----------------          ---------------        -----------        -------------
Aetna Insurance                                     $272,793                                 $5,651,756
Company of
America

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I.

Item 30. Location of Accounts and Records
-----------------------------------------

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

    Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

    (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

    (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

    (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L.Rep. (CCH) 78,904 at 78,523 (November 22, 1988).

    (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-80750) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the ____ day of April, 1998.

                                         VARIABLE ANNUITY ACCOUNT I OF AETNA
                                         INSURANCE COMPANY OF AMERICA
                                              (Registrant)

                                         By: AETNA INSURANCE COMPANY OF AMERICA
                                             (Depositor)

                                          By /s/ Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                Title                                                    Date
/s/ Thomas J. McInerney* Director and President                                 )
------------------------
Thomas J. McInerney      (principal executive officer)                          )
                                                                                )
/s/ Deborah Koltenuk*    Vice President and Treasurer, Corporate Controller     )   April
------------------------
Deborah Koltenuk         (principal accounting and financial officer)           )   ___, 1998
                                                                                )
/s/ Shaun P. Mathews*    Director                                               )
------------------------
Shaun P. Mathews                                                                )
                                                                                )
/s/ Catherine H. Smith*  Director                                               )
------------------------
Catherine H. Smith                                                              )

By: ---------------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT I
                                                   EXHIBIT INDEX

Exhibit No.    Exhibit                                                                        Page
99-B.1         Resolution of the Board of Directors of Aetna Insurance                         *
               Company of America establishing Variable Annuity Account I

99-B.3.1       Selling Agreement                                                               *

99-B.3.2       Principal Underwriting Agreement                                                *

99-B.3.3       Amendment to Principal Underwriting Agreement                                   *

99-B.4.1       Variable Annuity Contract G-CDA-GP2 (4/94)                                  --------

99-B.4.2       Variable Annuity Contract I-CDA-GP2 (4/94)                                  --------

99-B.4.3       Certificate of Group Annuity Coverage GP2CERT (4/94)                        --------

99-B.4.4       Group Variable, Fixed, or Combination Annuity Contract
               (Nonparticipating) G-GP2 (5/96)                                             --------

99-B.4.5       Individual Variable, Fixed or Combination Annuity Contract                      *
               (Nonparticipating) I-GP2 (5/96)

99-B.4.6       Variable Annuity Contract G-GP2 (5/97)                                      --------

99-B.4.7       Certificate of Group Annuity Coverage GP2CERT (5/97)                            *

99-B.4.8       Endorsement GP2QEND (4/94) to Contract G-CDA-GP2                            --------

99-B.4.9       Endorsement GP2NHEND (4/94) to Contract G-CDA-GP2                           --------

99-B.4.10      Endorsement GP2IRA (5/97) to Contract G-GP2 (5/97) and
               Certificate GP2CERT (5/97)                                                  --------

*Incorporated by reference

Exhibit No.            Exhibit                                                               Page
99-B.4.11      Endorsement GP2QP (5/97)                                                    --------

99-B.4.12      Endorsement GP2DC (5/97)                                                    --------

99-B.4.13      Endorsement G-GP2TDA (5/97)                                                 --------

99-B.4.14      Endorsement I-GP2QP (5/97)                                                  --------

99-B.4.15      Endorsement I-GP2IRA (5/97)                                                 --------

99-B.4.16      Endorsement I-GP2DC (5/97)                                                  --------

99-B.4.17      Endorsement I-GP2TDA (5/97)                                                 --------

99-B.4.18      Endorsement G-GP2QP (5/96)                                                  --------

99-B.4.19      Endorsement G-GP2IRA (5/96)                                                 --------

99-B.4.20      Endorsement G-G-2TDA (5/96)                                                 --------

99-B.4.21      Endorsement G-GP2DC (5/96)                                                  --------

99-B.4.22      Endorsement I-GP2QP (4/96)                                                  --------

99-B.4.23      Endorsement I-GP2IRA (5/96)                                                 --------

99-B.4.24      Endorsement I-GP2TDA (5/96)                                                 --------

99-B.4.25      Endorsement I-GP2DC (5/96)                                                  --------

99-B.4.26      Endorsement I-GP2END(8/95)                                                  --------

99-B.4.27      EndorsementGP2END(8/95)                                                     --------


*Incorporated by reference

Exhibit No.            Exhibit                                                               Page
99-B.4.28      Endorsement GP2CERTEND(8/95)                                                --------

99-B.5         Application for Aetna Growth Plus Group Variable, Fixed or                     *
               Combination Annuity Contract (Nonparticipating)

99-B.6         Certification of Incorporation and By-laws of Aetna Insurance Company of       *
               America

99-B.7         Reinsurance Agreement                                                          *

99-B.8         Fund Participation Agreement between Insurance Management                      *
               Series, Federated Advisors and Aetna Insurance Company of America

99-B.9         Opinion and Consent of Counsel                                              --------

99-B.10        Consent of Independent Auditors                                             --------

99-B.13        Schedule for Computation of Performance Data                                --------

99-B.15.1      Powers of Attorney                                                             *

99-B.15.2      Authorization for Signatures                                                   *


*Incorporated by reference